UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity

Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds:
4.70%, 8/10/15	$900	$900,791
0.20%, 8/14/15	5,000	5,000,071
Federal Farm Credit Bank Discount Notes: (a)
0.10%, 8/03/15	5,000	5,000,000
0.04%, 8/06/15	10,000	9,999,967
0.08%, 8/19/15	5,000	4,999,822
0.07%, 8/20/15	15,000	14,999,504
0.08%, 10/02/15	5,000	4,999,333
0.15%, 10/09/15	5,000	4,998,604
0.13%, 11/17/15	4,450	4,448,297
0.24%, 12/18/15	2,655	2,652,575
0.23%, 12/23/15	3,272	3,269,032
0.23%, 2/09/16	15,000	14,981,792
Federal Farm Credit Bank Variable Rate Notes: (b)
0.14%, 11/24/15	11,300	11,300,000
0.19%, 2/26/16	2,660	2,659,963
0.20%, 12/16/16	3,047	3,047,000
Federal Home Loan Bank Bonds:
0.13%, 8/17/15	1,710	1,709,987
0.20%, 8/18/15	1,625	1,625,022
1.63%, 8/20/15	8,380	8,385,778
0.21%, 8/28/15	1,965	1,964,993
0.19%, 9/01/15	2,200	2,199,968
0.09%, 9/02/15	1,010	1,009,973
0.09%, 10/08/15	530	529,979
0.16%, 1/14/16	1,140	1,139,758
0.25%, 3/11/16	4,000	4,000,388
0.34%, 3/14/16	4,270	4,269,389
Federal Home Loan Bank Discount Notes: (a)
0.13%, 8/05/15	3,000	2,999,978
0.14%, 8/05/15	3,500	3,499,973
0.08%, 8/07/15	3,000	2,999,975
0.06%, 8/10/15	6,895	6,894,920
0.14%, 8/19/15	4,000	3,999,751
0.10%, 8/26/15	170	169,990
0.09%, 8/28/15	12,215	12,214,279

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (concluded)
0.15%, 9/09/15	$193	$192,970
0.17%, 10/02/15	5,138	5,136,587
0.13%, 10/09/15	1,875	1,874,546
0.15%, 11/04/15	4,627	4,625,244
0.16%, 11/13/15	2,444	2,442,892
0.16%, 12/04/15	570	569,688
0.17%, 12/09/15	2,200	2,198,670
0.19%, 1/22/16	5,000	4,995,461
Federal Home Loan Bank Variable Rate Notes: (b)
0.14%, 4/15/16	10,000	10,000,000
0.20%, 1/17/17	5,000	5,000,290
0.18%, 3/28/17	3,000	2,998,636
Tennessee Valley Authority Discount Notes: (a)
0.04%, 8/04/15	20,000	19,999,981
0.05%, 8/04/15	30,000	29,999,956
0.05%, 8/11/15	5,526	5,525,939
0.05%, 8/18/15	30,000	29,999,375
Total U.S. Government Sponsored Agency Obligations — 81.6%		278,431,087

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.01%, 8/06/15	18,575	18,574,981
0.02% - 0.03%, 8/13/15	15,000	14,999,909
0.03% - 0.04%, 8/20/15	5,904	5,903,908
0.04%, 8/27/15	5,285	5,284,859
0.00%, 9/10/15	2,969	2,968,992
0.02%, 10/15/15	15,000	14,999,392
Total U.S. Treasury Obligations — 18.4%		62,732,041
Total Investments (Cost — $341,163,128*) — 100.0%		341,163,128
Liabilities in Excess of Other Assets — 0.0%		(57,776)

Net Assets — 100.0%		$341,105,352

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations
AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority	PCRB	Pollution Control Revenue Bonds	TECP	Tax-Exempt Commercial Paper
		HFA	Housing Finance Agency			VRDN	Variable Rate Demand Notes
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	VRDP	Variable Rate Demand Preferred
		IDRB	Industrial Development Revenue Bonds	RAN	Revenue Anticipation Notes
BAN	Bond Anticipation Notes			RB	Revenue Bonds
CalSTRS	California State Teachers’ Retirement System	ISD	Independent School District	ROC	Reset Option Certificates
		LOC	Letter of Credit	SBPA	Stand-by Bond Purchase Agreement
COP	Certificates of Participation	MB	Municipal Bonds
GO	General Obligation Bonds

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	1

Schedule of Investments (concluded)	Federal Trust Fund

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$341,163,128	—	$341,163,128

1 See above Schedule of Investments for values in each security type.

During the period ended July 31, 2015, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds, 0.50%, 9/28/15	$44,580	$44,603,636
Fannie Mae Discount Notes: (a)
0.16%, 8/03/15	70,000	70,000,000
0.16%, 8/17/15	130,720	130,711,866
0.13%, 9/14/15	289,840	289,796,041
0.13%, 9/15/15	50,000	49,992,236
0.12%, 11/02/15	294,778	294,692,310
0.13%, 11/18/15	44,778	44,761,364
0.16%, 12/30/15	25,000	24,983,962
0.15%, 1/06/16	12,000	11,992,304
0.15%, 1/08/16	133,230	133,142,290
0.22%, 2/01/16	22,445	22,420,603
Fannie Mae Variable Rate Notes: (b)
0.16%, 8/05/15	89,000	88,999,902
0.20%, 7/25/16	9,000	9,003,611
0.18%, 10/21/16	300,000	299,986,710
0.21%, 1/26/17	25,000	24,996,217
Federal Farm Credit Bank Discount Notes: (a)
0.14%, 12/04/15	50,000	49,976,083
0.24%, 12/18/15	114,145	114,040,748
0.20%, 2/04/16	10,000	9,989,722
0.23%, 2/09/16	20,000	19,975,722
Federal Farm Credit Bank Variable Rate Notes: (b)
0.16%, 6/30/16	163,500	163,467,542
0.17%, 8/12/16	75,000	74,994,341
0.18%, 9/09/16	200,000	199,984,800
0.20%, 12/16/16	182,015	182,015,000
0.18%, 6/19/17	50,000	49,997,190
Federal Home Loan Bank Bonds:
0.20%, 8/18/15	135,740	135,741,442
0.20%, 8/24/15	43,300	43,300,316
0.20%, 8/25/15	218,720	218,722,691
0.21%, 8/28/15	108,195	108,194,629
0.38%, 8/28/15	50,825	50,832,265
0.19%, 9/01/15	133,375	133,373,073
0.09%, 9/02/15	43,950	43,948,824
0.09%, 10/08/15	21,955	21,954,133
0.21%, 10/09/15	41,910	41,907,854
0.16%, 10/09/15	126,850	126,844,578
0.10%, 10/22/15	271,640	271,617,893
0.16%, 1/14/16	43,400	43,391,529
Federal Home Loan Bank Discount Notes: (a)
0.11%, 8/12/15	8,123	8,122,787
0.14%, 9/02/15	66,000	65,992,410
0.11%, 9/11/15	39,400	39,395,518
0.11%, 10/02/15	120,000	119,978,000
0.17%, 10/02/15	238,321	238,255,462
0.16%, 10/07/15	67,400	67,380,285
0.16%, 10/16/15	45,750	45,735,424
0.10%, 10/23/15	100,000	99,977,500
0.10%, 11/03/15	150,000	149,961,667
0.16%, 12/04/15	23,715	23,702,036
0.16%, 1/04/16	39,171	39,144,190
0.21%, 1/19/16	14,300	14,285,903
0.19%, 1/22/16	157,660	157,516,880
0.21%, 1/27/16	40,500	40,458,184
0.22%, 1/29/16	23,000	22,975,412
Federal Home Loan Bank Variable Rate Notes: (b)
0.14%, 8/20/15	50,000	49,999,732
0.17%, 11/25/15	76,320	76,317,587
0.17%, 12/09/15	89,000	88,994,355
0.18%, 12/11/15	91,000	90,996,696
0.18%, 5/20/16	125,000	124,984,730
0.19%, 5/27/16	89,300	89,288,939
0.16%, 2/17/17	50,000	49,988,527

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes: (a)
0.13%, 9/02/15	$225,800	$225,775,538
0.14%, 9/17/15	90,320	90,304,194
0.10%, 10/01/15	43,138	43,130,930
0.10%, 10/02/15	50,000	49,991,667
0.10%, 10/27/15	140,700	140,666,779
0.12%, 10/30/15	44,705	44,691,449
0.13%, 11/20/15	35,440	35,426,050
0.15%, 12/28/15	48,365	48,335,376
0.17%, 1/21/16	36,500	36,470,526
Freddie Mac Variable Rate Notes: (b)
0.17%, 10/16/15	53,900	53,900,000
0.18%, 11/25/15	35,000	35,000,000
0.15%, 2/18/16	179,720	179,705,056
0.19%, 1/13/17	110,505	110,488,682
Total U.S. Government Sponsored Agency Obligations — 51.3%		6,441,691,898

U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 0.10%, 10/31/16 (b)	42,510	42,510,111

Repurchase Agreements
Bank of Nova Scotia, 0.15%, 8/03/15	158,000	158,000,000

(Purchased on 7/31/15 to be repurchased at $158,001,975, collateralized by various U.S. Treasury obligations, 0.63% to 3.63% due from 5/31/16 to 7/31/22, aggregate original par and fair value of $156,259,546 and $161,162,053, respectively)

Total Value of Bank of Nova Scotia, (collateral value of $161,162,053)		158,000,000

BNP Paribas Securities Corp., 0.15%, 8/07/15 (c)	540,000	540,000,000

(Purchased on 4/08/15 to be repurchased at $540,262,125, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.50% due from 8/28/15 to 8/20/59, aggregate original par and fair value of $8,279,166,488 and $576,268,431, respectively)

BNP Paribas Securities Corp., 0.34%, 9/04/15 (c)	100,000	100,000,000

(Purchased on 3/19/15 to be repurchased at $100,130,150, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 7/25/19 to 5/20/61, aggregate original par and fair value of $1,833,907,596 and $107,656,729, respectively)

Total Value of BNP Paribas Securities Corp. (collateral value of $683,925,160)		640,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	3

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.16%, 8/03/15	$18,000	$18,000,000

(Purchased on 7/31/15 to be repurchased at $18,000,240, collateralized by various U.S. Treasury obligations, 3.13% due at 2/15/42, aggregate original par and fair value of $17,465,700 and $18,360,033, respectively)

Citigroup Global Markets, Inc., 0.14%, 8/03/15 (d)	395,000	395,000,000

(Purchased on 7/31/15 to be repurchased at $395,004,608, collateralized by various U.S. Treasury obligations, 0.25% to 2.00% due from 11/30/15 to 7/31/22, aggregate original par and fair value of $389,928,132 and $402,900,008, respectively)

Total Value of Citigroup Global Markets, Inc. (collateral value of $421,260,041)		413,000,000
Goldman Sachs & Co., 0.14%, 8/03/15	3,942	3,942,000

(Purchased on 7/31/15 to be repurchased at $3,942,046, collateralized by various U.S. government sponsored agency obligations, 2.35% due at 6/01/45, aggregate original par and fair value of $3,971,135 and $4,060,261, respectively)

Goldman Sachs & Co., 0.16%, 8/06/15	386,000	386,000,000

(Purchased on 7/30/15 to be repurchased at $386,012,009, collateralized by various U.S. government sponsored agency obligations, 1.88% to 6.36% due from 3/15/37 to 7/25/45, aggregate original par and fair value of $2,433,456,969 and $412,849,989, respectively)

Total Value of Goldman Sachs & Co. (collateral value of $416,910,250)		389,942,000
HSBC Securities (USA), Inc., 0.13%, 8/03/15 (c)	310,000	310,000,000

(Purchased on 1/27/14 to be repurchased at $310,534,011, collateralized by various U.S. Treasury obligations, 0.00% to 4.00% due from 2/29/16 to 2/15/45, aggregate original par and fair value of $316,346,700 and $316,204,950, respectively)

HSBC Securities (USA), Inc., 0.15%, 8/03/15 (c)	295,000	295,000,000

(Purchased on 3/31/14 to be repurchased at $295,195,533, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.00% due from 10/01/31 to 6/01/45, aggregate original par and fair value of $445,685,206 and $303,852,014, respectively)

HSBC Securities (USA), Inc., 0.15%, 8/03/15	25,000	25,000,000

(Purchased on 7/31/15 to be repurchased at $25,000,313, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.50% due from 1/01/34 to 3/01/45, aggregate original par and fair value of $91,081,042 and $25,750,135, respectively)

Total Value of HSBC Securities (USA), Inc. (collateral value of $645,807,099)		630,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.23%, 8/03/15 (c)	$310,000	$310,000,000

(Purchased on 5/15/13 to be repurchased at $311,604,250, collateralized by various U.S. government sponsored agency obligations, 0.01% to 7.51% due from 12/20/33 to 4/20/45, aggregate original par and fair value of $6,237,655,583 and $344,100,433, respectively)

JPMorgan Securities LLC, 0.19%, 8/07/15 (c)	500,000	500,000,000

(Purchased on 3/16/15 to be repurchased at $500,373,333, collateralized by various U.S. government sponsored agency obligations, 0.00% to 13.53% due from 7/25/22 to 5/15/49, aggregate original par and fair value of $4,919,441,345 and $540,305,360, respectively)

Total Value of JPMorgan Securities LLC (collateral value of $884,405,793)		810,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.13%, 8/03/15	25,000	25,000,000

(Purchased on 7/31/15 to be repurchased at $25,000,271, collateralized by various U.S. Treasury obligations, 0.00% due at 11/15/23, aggregate original par and fair value of $30,805,659 and $25,500,000, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.15%, 8/03/15	50,000	50,000,000

(Purchased on 7/31/15 to be repurchased at $50,000,625, collateralized by various U.S. government sponsored agency obligations, 4.50% to 6.36% due from 7/15/39 to 9/20/44, aggregate original par and fair value of $336,062,613 and $54,412,800, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 8/05/15	150,000	150,000,000

(Purchased on 7/29/15 to be repurchased at $150,004,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.56% due from 2/15/21 to 7/20/65, aggregate original par and fair value of $11,731,929,665 and $162,810,303, respectively)

Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $242,723,103)		225,000,000
Morgan Stanley & Co. LLC, 0.14%, 8/03/15	57,474	57,474,000

(Purchased on 7/31/15 to be repurchased at $57,474,671, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.00% due from 11/20/21 to 3/20/45, aggregate original par and fair value of $82,492,209 and $58,623,480, respectively)

Total Value of Morgan Stanley & Co. LLC (collateral value of $58,623,480)		57,474,000

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
PNC Bank N.A., 0.16%, 8/03/15 (e)	$56,500	$56,500,000

(Purchased on 7/31/15 to be repurchased at $56,500,753, collateralized by various U.S. government sponsored agency obligations, 3.37% due at 1/01/45, aggregate original par and fair value of $64,230,000 and $63,081,392, respectively)

Total Value of PNC Bank N.A. (collateral value of $63,081,392)		56,500,000
RBC Capital Markets LLC, 0.14%, 8/03/15	20,000	20,000,000

(Purchased on 7/31/15 to be repurchased at $20,000,233, collateralized by various U.S. government sponsored agency obligations, 5.81% to 6.56% due from 1/25/37 to 9/25/44, aggregate original par and fair value of $189,879,240 and $21,400,000, respectively)

RBC Capital Markets LLC, 0.14%, 8/03/15	33,000	33,000,000

(Purchased on 7/31/15 to be repurchased at $33,000,385, collateralized by various U.S. government sponsored agency obligations, 1.93% to 14.52% due from 5/25/26 to 6/25/45, aggregate original par and fair value of $543,580,203 and $35,317,574, respectively)

RBC Capital Markets LLC, 0.18%, 8/05/15	200,000	200,000,000

(Purchased on 7/29/15 to be repurchased at $200,007,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.66% due from 9/15/27 to 6/25/45, aggregate original par and fair value of $1,376,336,800 and $214,371,398, respectively)

RBC Capital Markets LLC, 0.30%, 9/04/15 (c)	325,000	325,000,000

(Purchased on 4/06/15 to be repurchased at $325,322,292, collateralized by various U.S. government sponsored agency obligations, 0.00% to 23.07% due from 4/01/18 to 4/01/65, aggregate original par and fair value of $2,081,252,799 and $340,295,952, respectively)

Total Value of RBC Capital Markets LLC, (collateral value of $611,384,924)		578,000,000
TD Securities, Inc., 0.15%, 8/03/15	411,000	411,000,000

(Purchased on 7/31/15 to be repurchased at $411,005,138, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligation, 0.00% to 6.50% due from 7/21/16 to 1/01/45, aggregate original par and fair value of $557,896,083 and $419,725,602, respectively)

Total Value of TD Securities, Inc. (collateral value of $419,725,602)		411,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Bank N.A., 0.14%, 8/03/15 (d)	$75,000	$75,000,000

(Purchased on 7/31/15 to be repurchased at $75,000,875, collateralized by various U.S. Treasury obligations, 1.50% due at 10/31/19, aggregate original par and fair value of $76,143,050 and $76,500,009, respectively)

Total Value of Wells Fargo Bank N.A., (collateral value of $76,500,009)		75,000,000
Wells Fargo Securities LLC, 0.14%, 8/03/15 (d)	125,000	125,000,000

(Purchased on 7/31/15 to be repurchased at $125,001,458, collateralized by various U.S. Treasury obligations, 0.00% to 3.88% due from 12/17/15 to 2/15/45, aggregate original par and fair value of $107,227,964 and $127,500,002, respectively)

Wells Fargo Securities LLC, 0.16%, 8/03/15 (c)	400,000	400,000,000

(Purchased on 8/14/14 to be repurchased at $400,629,333, collateralized by various U.S. government sponsored agency obligations, 3.00% to 4.00% due from 1/01/30 to 8/01/45, aggregate original par and fair value of $400,623,396 and $412,000,000, respectively)

Wells Fargo Securities LLC, 0.13%, 8/04/15	283,000	283,000,000

(Purchased on 7/28/15 to be repurchased at $283,007,154, collateralized by various U.S. government sponsored agency obligations, 3.00% to 3.50% due from 8/01/30 to 7/01/45, aggregate original par and fair value of $281,186,359 and $291,490,001, respectively)

Wells Fargo Securities LLC, 0.16%, 8/06/15	650,000	650,000,000

(Purchased on 7/30/15 to be repurchased at $650,020,222, collateralized by various U.S. government sponsored agency obligations, 3.00% to 4.00% due from 7/01/29 to 8/01/45, aggregate original par and fair value of $866,653,827 and $669,500,000, respectively)

Total Value of Wells Fargo Securities LLC (collateral value of $1,500,490,003)		1,458,000,000
Total Repurchase Agreements — 47.0%		5,901,916,000
Total Investments (Cost — $12,386,118,009*) — 98.6%		12,386,118,009
Other Assets Less Liabilities — 1.4%		173,174,412

Net Assets — 100.0%		$12,559,292,421

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	5

Schedule of Investments (concluded)	FedFund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

(e)	During the six months ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2014	Par Purchased	Par Sold	Par held at July 31, 2015	Income
PNC Bank N.A.	$15,200,000	$13,511,100,000	$13,469,800,000	56,500,000	$47,426

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$12,386,118,009	—	$12,386,118,009

1 See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial purposes. As of July 31, 2015, cash of 238,136,235 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

6	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.1%
Wells Fargo Bank N.A., 0.31%, 9/08/15 (a)	$20,000	$20,000,000
Yankee (b) — 18.8%
Bank of Nova Scotia, Houston, 0.26%, 9/10/15 (a)	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.30%, 8/03/15	10,000	10,000,000
0.30%, 8/04/15	10,000	10,000,000
0.21%, 9/23/15	10,000	10,000,000
Credit Industriel et Commercial, New York, 0.39%, 9/04/15	40,000	40,000,000
KBC Bank N.V., New York, 0.12%, 8/05/15	56,000	56,000,000
Mizuho Bank Ltd., New York, 0.29%, 9/14/15	20,000	20,000,000
Norinchukin Bank, New York, 0.28%, 8/17/15	20,000	20,000,000
Rabobank Nederland N.V., New York:
0.28%, 8/14/15 (a)	15,000	15,000,000
0.27%, 8/18/15	15,000	15,000,000
0.24%, 9/17/15	10,000	10,000,000
0.25%, 9/21/15 (a)	10,000	10,000,000
Royal Bank of Canada, New York, 0.28%, 11/12/15 (a)	5,000	5,000,000
Skandinaviska Enskilda Banken AB, New York, 0.22%, 10/05/15	50,000	50,000,000
Sumitomo Mitsui Trust Bank Limited, New York:
0.27%, 8/05/15	40,000	40,000,000
0.27%, 8/10/15	15,000	15,000,000
Toronto Dominion Bank, New York, 0.35%, 9/10/15	7,500	7,500,000

		343,500,000
Total Certificates of Deposit — 19.9%		363,500,000

Commercial Paper
BNP Paribas S.A., New York:
0.31%, 9/01/15 (c)	15,000	14,996,254
0.30%, 9/15/15 (c)	17,000	16,993,908
Caisse Centrale Desjardins Du Qube, 0.20%, 8/24/15 (c)(d)	10,000	9,998,864
Caisse Des Depots Et Consignations, 0.21%, 9/16/15 (c)	40,000	39,989,733
Cancara Asset Securitisation LLC, 0.22%, 9/25/15 (c)	50,000	49,983,806
Charta LLC, 0.26%, 8/04/15 (c)	19,500	19,499,859
Ciesco LLC, 0.28%, 8/03/15 (c)	16,000	16,000,000
Commonwealth Bank of Australia, 0.28%, 10/23/15 (a)(d)	25,000	25,000,046
DBS Bank Ltd.:
0.22%, 9/10/15 (c)	30,000	29,993,033
0.25%, 9/23/15 (c)(d)	40,000	39,985,833
DnB NOR Bank ASA, 0.29%, 8/24/15 (c)	10,000	9,998,308
General Electric Capital Corp.:
0.28%, 8/19/15 (c)	10,000	9,998,756
0.26%, 12/01/15 (a)	5,000	5,000,000
Kells Funding LLC, 0.20%, 8/27/15 (c)	25,000	24,996,667
Macquarie Bank Ltd.:
0.30%, 8/21/15 (c)	2,000	1,999,700
0.41%, 10/26/15 (c)	25,000	24,976,083
Matchpoint Finance PLC, 0.28%, 9/16/15 (c)(d)	25,000	24,991,444
National Australia Bank Ltd., 0.27%, 11/05/15 (a)	12,000	12,000,000
Nederlandse Waterschapsbank N.V., 0.20%, 9/08/15 (c)	50,000	49,990,000

Commercial Paper	Par (000)	Value
Nieuw Amsterdam Receivables Corp.:
0.20%, 8/18/15 (c)	$10,662	$10,661,112
0.25%, 9/09/15 (c)	35,000	34,991,007
NRW.Bank, 0.20%, 9/21/15 (c)	50,000	49,986,389
Oversea-Chinese Banking Corp. Ltd., 0.22%, 9/14/15	15,000	14,996,150
Skandinaviska Enskilda Banken AB, 0.30%, 8/25/15 (c)	10,000	9,998,167
Sumitomo Mitsui Banking Corp., 0.28%, 10/01/15 (c)(d)	25,000	24,988,528
Victory Receivables Corp.:
0.20%, 8/24/15 (c)	9,975	9,973,836
0.21%, 9/09/15 (c)	25,000	24,994,604
Westpac Banking Corp., 0.29%, 3/18/16 (a)	20,000	20,000,000
Total Commercial Paper — 34.3%		626,982,087

Corporate Notes
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.45%, 9/11/15 (d)	29,000	29,064,467
KFW, 0.50%, 9/30/15	45,000	45,017,102
Total Corporate Notes — 4.0%		74,081,569

Municipal Bonds (e)
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.15%, 8/07/15	25,200	25,200,000
University of California RB Series 2011Z-1 VRDN, 0.10%, 8/07/15	17,000	17,000,000
Total Municipal Bonds — 2.3%		42,200,000

Closed-End Investment Companies (e)
California — 0.2%
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.09%, 8/07/15	5,000	5,000,000
Multi-State — 0.4%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 8/07/15 (d)	6,900	6,900,000
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 8/07/15 (d)	8,700	8,700,000
Total Closed-End Investment Companies — 1.1%		20,600,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	7

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
The Bank of New York Mellon Corp., 0.08%, 8/03/15	$70,000	$70,000,000
Credit Agricole Corporate & Invest, 0.11%, 8/03/15	75,000	75,000,000
ING Bank N.V., (Amsterdam Branch), 0.14%, 8/05/15	9,000	9,000,000
Natixis SA, 0.08%, 8/03/15	40,000	40,000,000
Nordea Bank AB, 0.08%, 8/03/15	70,000	70,000,000
Standard Chartered Bank, 0.13%, 8/06/15	50,000	50,000,000
Total Time Deposits — 17.2%		314,000,000

Repurchase Agreements
Citigroup Global Markets, Inc., 0.14%, 8/03/15 (f) (Purchased on 7/31/15 to be repurchased at $10,000,117, collateralized by various corporate/debt obligations, 0.25% to 2.00% due from 11/30/15 to 7/31/22, aggregate original par and fair value of $9,871,602 and $10,200,002, respectively)	10,000	10,000,000
Citigroup Global Markets, Inc., 0.54%, 9/04/15 (e) (Purchased on 5/26/15 to be repurchased at $25,538,633, collateralized by various U.S. Treasury obligations, 1.38% to 1.74% due from 3/31/20 to 7/15/26, aggregate original par and fair value of $26,635,387 and $26,487,989, respectively)	25,500	25,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $36,687,991)		35,500,000
Credit Suisse Securities (USA) LLC, 0.43%, 8/03/15 (a) (Purchased on 11/10/14 to be repurchased at $64,166,868, collateralized by various U.S. government sponsored agency obligations, 0.00% due at 5/31/45, aggregate original par and fair value of $84,260,000 and $76,858,580, respectively)	64,047	64,047,000
Credit Suisse Securities (USA) LLC, 0.64%, 9/04/15 (e) (Purchased on 2/09/15 to be repurchased at $10,036,800, collateralized by various U.S. government sponsored agency obligations, 0.35% to 0.75% due from 10/16/53 to 5/16/55, aggregate original par and fair value of $233,136,522 and $11,100,038, respectively)	10,000	10,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $87,958,618)		74,047,000
JPMorgan Securities LLC, 0.16%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $65,000,867, collateralized by various corporate/debt obligations, 0.00% to 5.60% due from 9/15/15 to 1/15/49, aggregate original par and fair value of $523,023,021 and $73,166,110, respectively)	65,000	65,000,000
JPMorgan Securities LLC, 0.55%, 9/04/15 (e) (Purchased on 9/22/14 to be repurchased at $5,026,507, collateralized by various corporate/debt obligations, 5.73% to 5.81% due from 8/25/36 to 5/25/37, aggregate original par and fair value of $17,890,000 and $5,750,771, respectively)	5,000	5,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.81%, 10/30/15 (e) (Purchased on 11/25/14 to be repurchased at $10,076,275, collateralized by various corporate/ debt obligations, 6.50% due at 7/27/37, aggregate original par and fair value of $26,680,000 and $11,500,177, respectively)	$10,000	$10,000,000
JPMorgan Securities LLC, 0.69%, 10/30/15 (e) (Purchased on 9/22/14 to be repurchased at $5,038,621, collateralized by various corporate/debt obligations, 5.81% due at 5/25/37, aggregate original par and fair value of $12,960,000 and $5,751,444, respectively)	5,000	5,000,000
Total Value of JPMorgan Securities LLC (collateral value of $96,168,502)		85,000,000
RBC Capital Markets LLC, 0.16%, 8/03/15 (a) (Purchased on 3/28/14 to be repurchased at $5,010,956, collateralized by various corporate/ debt obligations, 0.00% to 0.55% due from 8/06/15 to 1/31/18, aggregate original par and fair value of $5,253,777 and $5,250,000, respectively)	5,000	5,000,000
RBC Capital Markets LLC, 0.15%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $28,000,350, collateralized by various corporate/ debt obligations, 0.85% to 9.00% due from 9/15/15 to 1/22/14, aggregate original par and fair value of $28,026,736 and $29,400,000, respectively)	28,000	28,000,000
RBC Capital Markets LLC, 0.16%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $45,000,600, collateralized by various corporate/ debt obligations, 0.00% to 0.13% due from 8/13/15 to 1/31/18, aggregate original par and fair value of $49,289,193 and $47,250,000, respectively)	45,000	45,000,000
Total Value of RBC Capital Markets LLC (collateral value of $81,900,000)		78,000,000
UBS Securities LLC, 0.26%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $80,001,733, collateralized by various corporate/ debt obligations, 1.03% to 14.00% due from 3/15/16 to 10/02/43, aggregate original par and fair value of $100,587,728 and $91,529,373, respectively)	80,000	80,000,000
Total Value of UBS Securities LLC (collateral value of $91,529,373)		80,000,000
Wells Fargo Bank N.A., 0.14%, 8/03/15 (f) (Purchased on 7/31/15 to be repurchased at $5,000,058, collateralized by various corporate/ debt obligations, 1.50% due at 10/31/19, aggregate original par and fair value of $5,076,203 and $5,100,001, respectively)	5,000	5,000,000
Total Value of Wells Fargo Bank N.A., (collateral value of $5,100,001)		5,000,000

8	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.14%, 8/03/15 (f) (Purchased on 7/31/15 to be repurchased at $5,000,058, collateralized by various U.S. government sponsored agency obligations, 0.00% to 3.88% due from 12/17/15 to 2/15/45, aggregate original par and fair value of $4,289,119 and $5,100,000, respectively)	$5,000	$5,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.28%, 8/03/15 (e) (Purchased on 8/05/14 to be repurchased at $25,020,494, collateralized by various corporate/debt obligations, 0.64% to 1.81% due from 7/15/22 to 4/15/26, aggregate original par and fair value of $26,844,868 and $26,750,001, respectively)	$25,000	$25,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $31,850,001)		30,000,000
Total Repurchase Agreements — 21.2%		387,547,000
Total Investments (Cost — $1,828,910,656*) — 100.0%		1,828,910,656
Other Assets Less Liabilities — 0.0%		828,336

Net Assets — 100.0%		$1,829,738,992

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Traded in a joint account.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy :

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,828,910,656	—	$1,828,910,656

1 See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposed. As of July 31, 2015, cash of $662,098 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	9

Schedule of Investments July 31, 2015 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.7%
Wells Fargo Bank N.A.:
0.31%, 9/08/15 (a)	$250,000	$250,000,000
0.29%, 11/19/15 (a)	185,000	185,000,000
0.19%, 12/08/15 (a)	150,000	150,000,000
0.31%, 1/14/16 (a)	190,000	190,000,000
0.34%, 1/21/16 (a)	250,000	250,000,000

		1,025,000,000
Yankee — 34.3% (b)
Australia and New Zealand Banking Group Ltd., 0.27%, 10/19/15	158,000	158,000,000
Bank of Montreal, Chicago:
0.23%, 9/21/15	350,000	350,000,000
0.25%, 10/20/15	180,000	180,000,000
0.27%, 10/23/15	120,000	120,000,000
0.31%, 1/05/16 (a)	150,000	150,000,000
0.31%, 1/07/16 (a)	100,000	100,000,000
0.35%, 1/25/16 (a)	265,000	265,000,000
0.30%, 2/02/16 (a)	150,000	150,000,000
0.32%, 2/26/16 (a)	420,000	420,000,000
Bank of Nova Scotia, Houston:
0.26%, 9/10/15 (a)	274,000	274,000,000
0.28%, 11/06/15 (a)	4,000	4,000,000
0.29%, 11/06/15 (a)	330,000	330,000,000
0.29%, 12/02/15 (a)	250,000	250,000,000
0.36%, 2/09/16 (a)	400,000	400,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.30%, 8/03/15	200,000	200,000,000
0.27%, 8/17/15	325,000	325,000,000
0.21%, 9/23/15	225,000	225,000,000
0.26%, 10/01/15	75,000	75,000,000
0.34%, 11/03/15	200,000	200,000,000
0.34%, 11/04/15	370,000	370,000,000
0.39%, 1/12/16 (a)	300,000	300,000,000
BNP Paribas S.A., New York, 0.37%, 12/03/15 (a)	450,000	450,000,000
Canadian Imperial Bank of Commerce, New York:
0.30%, 1/26/16 (a)	140,000	140,000,000
0.30%, 3/30/16 (a)	370,000	370,000,000
Credit Agricole CIB, New York:
0.30%, 8/03/15	280,000	280,000,000
0.22%, 9/01/15	150,000	150,000,000
Credit Industriel et Commercial, New York:
0.30%, 8/03/15	270,000	270,000,000
0.38%, 8/03/15	205,000	205,000,000
0.14%, 8/05/15	410,000	410,000,000
0.25%, 9/08/15	260,000	260,000,000
DnB NOR Bank ASA, New York, 0.12%, 8/05/15	283,000	283,000,000
KBC Bank N.V., New York, 0.12%, 8/05/15	1,041,000	1,041,000,000
Mizuho Bank Ltd., New York:
0.29%, 9/14/15	200,000	200,000,000
0.29%, 9/15/15	215,000	215,000,000
0.28%, 9/17/15	325,000	325,000,000
0.27%, 9/18/15	200,000	200,000,000
0.30%, 10/30/15	350,000	350,000,000
0.32%, 11/16/15	360,000	360,000,000
National Bank of Canada, 0.34%, 12/24/15 (a)	220,000	220,000,000
Norinchukin Bank, New York:
0.28%, 8/17/15	300,000	300,000,000
0.25%, 8/20/15	225,000	225,000,000
0.25%, 8/20/15	225,000	225,000,000
0.28%, 9/17/15	390,000	390,000,000
0.27%, 10/06/15	725,000	725,000,000

Certificates of Deposit	Par (000)	Value
Yankee (concluded) (b)
Oversea-Chinese Banking Corp. Ltd., New York:
0.23%, 10/05/15	$100,000	$100,000,000
0.30%, 10/28/15	195,000	195,000,000
Rabobank Nederland N.V., New York:
0.28%, 8/14/15 (a)	445,000	445,000,000
0.27%, 8/18/15	50,000	50,000,000
0.33%, 9/16/15 (a)	199,000	199,000,000
0.24%, 9/17/15	250,000	250,000,000
0.25%, 9/21/15 (a)	200,000	200,000,000
0.28%, 11/04/15 (a)	143,000	143,000,000
Royal Bank of Canada, New York, 0.28%, 11/12/15 (a)	255,000	255,000,000
Skandinaviska Enskilda Banken AB, New York, 0.35%, 1/11/16 (a)	405,000	405,000,000
Sumitomo Mitsui Banking Corp., New York:
0.26%, 8/14/15	300,000	300,000,000
0.39%, 1/05/16 (a)	475,000	475,000,000
0.39%, 1/08/16 (a)	435,000	435,000,000
Sumitomo Mitsui Trust Bank Limited, New York:
0.26%, 8/10/15	45,000	45,000,000
0.29%, 9/14/15	375,000	375,000,000
0.28%, 10/19/15	325,000	324,992,812
0.28%, 10/22/15 (a)	270,000	270,000,000
0.32%, 11/16/15	318,000	318,000,000
Svenska Handelsbanken, Inc., New York:
0.22%, 9/16/15	200,000	200,001,221
0.26%, 10/19/15	250,000	250,002,672
Toronto Dominion Bank, New York:
0.26%, 8/04/15 (a)	100,000	100,000,000
0.35%, 9/10/15	230,000	230,000,000
0.24%, 10/06/15 (a)	200,000	200,000,000
0.28%, 11/10/15 (a)	200,000	200,000,000
0.34%, 1/08/16 (a)	400,000	400,000,000
0.29%, 1/26/16 (a)	100,000	100,000,000
0.30%, 2/25/16 (a)	219,500	219,500,000
Westpac Banking Corp., New York:
0.28%, 8/26/15 (a)	96,000	96,000,000
0.29%, 10/21/15 (a)	137,000	137,015,981
0.28%, 10/28/15 (a)	180,000	180,000,000
0.28%, 11/05/15 (a)	325,000	325,000,000

		19,862,512,686
Total Certificates of Deposit — 36.0%		20,887,512,686

Commercial Paper
Australia and New Zealand Banking Group Ltd.:
0.30%, 10/27/15 (a)	94,500	94,496,607
0.30%, 11/25/15 (a)	57,700	57,700,000
Bank Nederlandse Gemeenten, 0.29%, 9/03/15 (a)(c)	155,000	155,000,000
Bank of Nova Scotia:
0.29%, 8/05/15 (c)(d)	130,800	130,797,929
0.29%, 8/07/15 (c)(d)	132,000	131,995,820
Bank of Nova Scotia (Toronto Branch):
0.29%, 12/07/15 (a)	200,000	200,000,000
0.29%, 12/21/15 (a)	200,000	200,000,000
Bedford Row Funding Corp.:
0.35%, 8/07/15 (d)	120,000	119,995,333
0.33%, 3/11/16 (a)	66,000	66,000,000
0.33%, 3/14/16 (a)	65,000	65,000,000
0.33%, 3/24/16 (a)	59,000	59,000,000

10	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
BNP Paribas S.A., New York:
0.30%, 9/15/15 (d)	$270,000	$269,903,250
0.30%, 9/16/15 (d)	150,000	149,945,000
0.43%, 1/04/16 (d)	360,000	359,337,800
Cafco LLC:
0.28%, 8/07/15 (d)	50,000	49,998,444
0.34%, 12/02/15 (d)	244,500	244,220,591
Caisse Des Depots Et Consignations:
0.21%, 9/16/15 (d)	310,000	309,920,433
0.28%, 11/05/15 (d)	300,000	299,784,583
Cancara Asset Securitisation LLC, 0.22%, 9/25/15 (d)	150,000	149,951,417
Charta LLC, 0.34%, 12/01/15 (d)	76,000	75,913,867
Ciesco LLC:
0.28%, 8/07/15 (d)	74,500	74,497,682
0.34%, 12/01/15 (d)	39,000	38,955,800
Collateralized Commercial Paper CO., 0.38%, 1/25/16 (a)	200,000	200,000,000
Collateralized Commercial Paper II Co. LLC:
0.46%, 10/13/15 (d)	40,000	39,963,711
0.49%, 2/16/16 (d)	125,000	124,664,826
Commonwealth Bank of Australia:
0.29%, 8/14/15 (a)(c)	130,000	130,000,000
0.28%, 10/21/15 (a)(c)	158,500	158,500,000
0.28%, 10/23/15 (a)(c)	175,000	175,000,322
0.28%, 10/27/15 (a)(c)	250,000	250,000,478
0.26%, 11/09/15 (d)	225,000	224,843,813
0.30%, 3/31/16 (a)	48,500	48,496,996
CRC Funding LLC, 0.32%, 11/06/15 (d)	50,000	49,957,778
Credit Suisse Group A.G., 0.27%, 9/01/15 (d)	300,000	299,934,750
DBS Bank Ltd.:
0.27%, 8/14/15 (c)(d)	66,000	65,994,555
0.25%, 9/17/15 (d)	200,000	199,937,500
0.25%, 9/23/15 (c)(d)	60,000	59,978,750
0.25%, 10/01/15 (c)(d)	265,000	264,891,424
0.25%, 10/02/15 (c)(d)	200,000	199,916,667
0.25%, 10/05/15 (d)	81,000	80,964,563
Erste Abwicklungsanstalt:
0.23%, 9/04/15 (c)(d)	62,000	61,987,324
0.24%, 9/24/15 (c)(d)	70,000	69,975,733
0.24%, 9/25/15 (d)	100,000	99,964,667
0.24%, 9/28/15 (d)	100,000	99,962,667
0.30%, 9/29/15 (d)	90,000	89,957,250
0.24%, 10/02/15 (c)(d)	50,000	49,980,000
0.24%, 10/06/15 (d)	83,000	82,964,587
0.35%, 2/09/16 (a)	107,000	107,000,000
General Electric Capital Corp.:
0.30%, 11/03/15 (d)	130,000	129,900,333
0.26%, 12/01/15 (a)	164,000	164,000,000
HSBC Bank PLC:
0.27%, 8/06/15 (a)	50,000	50,000,000
0.31%, 12/09/15 (a)	380,000	380,000,000
0.32%, 2/01/16 (a)	150,000	150,000,000
JPMorgan Securities LLC:
0.37%, 1/04/16 (a)	300,000	300,000,000
0.43%, 1/14/16 (d)	200,000	199,608,222
Jupiter Securitization Co. LLC, 0.43%, 1/05/16 (d)	40,000	39,925,944
Kells Funding LLC:
0.24%, 8/25/15 (a)(c)	50,000	49,999,680
0.22%, 9/21/15 (d)	75,000	74,977,542
0.29%, 9/23/15 (a)(c)	60,000	59,999,318
0.29%, 9/24/15 (a)(c)	61,000	60,993,384
0.29%, 9/25/15 (a)(c)	111,000	110,998,373
0.28%, 10/09/15 (a)(c)	90,000	89,998,130
Lloyds Bank PLC, New York:
0.13%, 8/04/15 (d)	891,000	890,996,783

Commercial Paper	Par (000)	Value
0.13%, 8/05/15 (d)	$1,000,000	$999,992,778
Macquarie Bank Ltd.:
0.30%, 8/21/15 (d)	63,765	63,755,435
0.34%, 9/09/15 (d)	81,590	81,561,489
0.34%, 9/10/15 (c)(d)	81,590	81,560,718
0.41%, 10/26/15 (d)	80,000	79,923,467
Matchpoint Finance PLC:
0.25%, 8/24/15 (d)	110,000	109,983,958
0.28%, 9/16/15 (c)(d)	105,000	104,964,067
Mizuho Corporate Bank, New York:
0.30%, 10/26/15 (d)	350,000	349,755,000
0.30%, 10/27/15 (d)	165,000	164,883,125
National Australia Bank Ltd.:
0.25%, 8/11/15 (d)	131,000	130,992,722
0.25%, 8/17/15 (d)	197,000	196,980,847
0.21%, 9/10/15 (d)	105,500	105,476,614
0.27%, 11/05/15 (a)	375,000	375,000,000
0.33%, 1/11/16 (a)(c)	300,000	300,000,000
National Australia Funding Delaware, Inc., 0.29%, 8/27/15 (a)	154,000	154,000,000
Nederlandse Waterschapsbank N.V.:
0.27%, 10/01/15 (a)	138,000	138,000,000
0.25%, 10/26/15 (d)	225,000	224,868,750
0.32%, 12/01/15 (d)	127,000	126,864,533
Nieuw Amsterdam Receivables Corp., 0.27%, 10/09/15 (d)	50,364	50,338,692
Nordea Bank AB:
0.26%, 11/05/15 (d)	250,000	249,833,542
0.26%, 11/06/15 (d)	250,000	249,831,771
Old Line Funding LLC:
0.28%, 9/01/15 (d)	28,000	27,993,684
0.30%, 9/25/15 (d)	140,000	139,938,167
0.37%, 2/04/16 (a)	100,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.:
0.21%, 9/04/15 (d)	200,000	199,962,667
0.21%, 9/09/15 (d)	132,000	131,971,510
0.22%, 9/14/15 (d)	115,000	114,970,483
0.23%, 9/22/15 (d)	134,000	133,957,194
0.25%, 10/01/15 (d)	140,000	139,942,639
0.23%, 10/05/15 (d)	200,000	199,919,500
0.23%, 10/06/15 (d)	100,000	99,959,111
Skandinaviska Enskilda Banken AB,:
0.30%, 8/25/15 (d)	200,000	199,963,333
0.28%, 10/05/15 (d)	175,000	174,914,250
Sumitomo Mitsui Banking Corp.:
0.27%, 8/03/15 (d)	150,000	150,000,000
0.29%, 9/14/15 (d)	350,000	349,883,625
0.28%, 10/06/15 (d)	300,000	299,850,667
0.36%, 12/14/15 (d)	295,000	294,607,650
Sumitomo Mitsui Trust Bank Limited, New York, 0.28%, 9/24/15 (d)	225,000	224,909,000
Svenska Handelsbanken AB:
0.24%, 10/19/15 (d)	290,000	289,851,133
0.24%, 10/20/15 (d)	300,000	299,844,000
Thunder Bay Funding LLC:
0.41%, 12/09/15 (d)	90,000	89,868,800
0.37%, 2/04/16 (a)	130,000	130,000,000
United Overseas Bank Ltd.:
0.30%, 8/12/15 (c)(d)	67,000	66,994,975
0.26%, 10/16/15 (d)	70,000	69,962,589
0.26%, 10/19/15 (d)	66,960	66,922,763
0.32%, 11/25/15 (d)	185,000	184,812,533

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	11

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Westpac Banking Corp.:
0.28%, 9/17/15 (a)(c)	$250,000	$249,998,437
0.29%, 3/17/16 (a)(c)	250,000	250,000,000
0.29%, 3/18/16 (a)	265,000	265,000,000
Total Commercial Paper — 32.1%		18,573,216,844

Corporate Notes — 0.6%
Svenska Handelsbanken AB, 0.36%, 11/13/15 (a)(c)	362,100	362,100,000

Time Deposits
The Bank of New York Mellon Corp., 0.08%, 8/03/15	2,530,000	2,530,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 8/03/15	750,000	750,000,000
Credit Agricole Corporate & Invest, 0.11%, 8/03/15	2,415,000	2,415,000,000
ING Bank N.V., (Amsterdam Branch), 0.14%, 8/05/15	269,000	269,000,000
Nordea Bank AB, 0.08%, 8/03/15	1,900,000	1,900,000,000
Skandinaviska Enskilda Banken AB, New York, 0.08%, 8/03/15	1,800,000	1,800,000,000
Standard Chartered Bank, 0.13%, 8/06/15	1,000,000	1,000,000,000
Swedbank AB, New York, 0.07%, 8/03/15	2,000,000	2,000,000,000
Total Time Deposits — 21.9%		12,664,000,000

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.29% - 0.32%, 7/21/16	448,000	446,686,154
0.08%, 1/07/16	140,000	139,951,156
Total U.S. Treasury Obligations — 1.0%		586,637,310

Repurchase Agreements
Citigroup Global Markets, Inc., 0.54%, 9/04/15 (e) (Purchased on 5/26/15 to be repurchased at $247,374,205, collateralized by various corporate/debt obligations, 0.35% to 5.90% due from 3/31/20 to 11/15/48, aggregate original par and fair value of $265,519,526 and $263,347,089, respectively)	247,000	247,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $263,347,089)		247,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.43%, 8/03/15 (a) (Purchased on 11/10/14 to be repurchased at $932,557,863, collateralized by various corporate/debt obligations, 0.00% to 6.00% due from 3/18/44 to 12/25/65, aggregate original par and fair value of $1,594,560,315 and $1,114,911,371, respectively)	$929,087	$929,087,000
Credit Suisse Securities (USA) LLC, 0.64%, 9/04/15 (e) (Purchased on 2/09/15 to be repurchased at $856,139,040, collateralized by various corporate/debt obligations, 0.00% to 9.07% due from 6/25/18 to 12/25/59, aggregate original par and fair value of $1,265,172,834 and $1,023,600,286, respectively)	853,000	853,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $2,138,511,657)		1,782,087,000
JPMorgan Securities LLC, 0.40%, 8/03/15 (Purchased on 5/04/15 to be repurchased at $200,202,222, collateralized by various corporate/debt obligations, 0.43% to 7.75% due from 8/15/15 to 5/15/45, aggregate original par and fair value of $318,008,000 and $210,000,182, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.16%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $235,003,133, collateralized by various corporate/debt obligations, 0.00% due from 8/03/15 to 9/28/15, aggregate original par and fair value of $246,782,000 and $246,750,186, respectively)	235,000	235,000,000
JPMorgan Securities LLC, 0.55%, 9/04/15 (e) (Purchased on 9/22/14 to be repurchased at $50,265,069, collateralized by various corporate/debt obligations, 0.30% to 6.45% due from 8/15/22 to 3/25/45, aggregate original par and fair value of $236,573,926 and $58,547,704, respectively)	50,000	50,000,000
JPMorgan Securities LLC, 0.58%, 10/05/15 (Purchased on 7/06/15 to be repurchased at $100,146,611, collateralized by various corporate/debt obligations, 0.37% to 6.10% due from 9/15/32 to 4/10/49, aggregate original par and fair value of $539,938,477 and $120,000,125, respectively)	100,000	100,000,000

12	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.81%, 10/30/15 (e) (Purchased on 11/25/14 to be repurchased at $211,601,775, collateralized by various corporate/debt obligations 0.26% to 6.12% due from 11/25/17 to 12/31/49, aggregate original par and fair value of $1,694,794,850 and $248,906,617, respectively)	$210,000	$210,000,000
JPMorgan Securities LLC, 0.56%, 10/30/15 (e) (Purchased on 7/15/14 to be repurchased at $224,637,316, collateralized by various corporate/debt obligations, 0.00% to 10.50% due from 9/18/15 to 12/31/49, aggregate original par and fair value of $269,409,796 and $234,152,477, respectively)	223,000	223,000,000
JPMorgan Securities LLC, 0.69%, 10/30/15 (e) (Purchased on 9/22/14 to be repurchased at $50,386,208, collateralized by various corporate/debt obligations, 0.30% to 6.72% due from 9/15/32 to 3/25/47, aggregate original par and fair value of $183,914,253 and $60,001,147, respectively)	50,000	50,000,000
Total Value of JPMorgan Securities LLC (collateral value of $1,178,358,438)		1,068,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.68%, 9/14/15 (e) (Purchased on 1/07/15 to be repurchased at $110,519,444, collateralized by various corporate/debt obligations, 0.74% to 1.94% due from 10/25/37 to 5/25/42, aggregate original par and fair value of $221,923,776 and $133,924,786, respectively)	110,000	110,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $133,924,786)		110,000,000
RBC Capital Markets LLC, 0.16%, 8/03/15 (a) (Purchased on 3/28/14 to be repurchased at $80,175,289, collateralized by various corporate/debt obligations and U.S. government sponsored agency obligations, 0.00% to 6.00% due from 8/03/15 to 2/20/60, aggregate original par and fair value of $91,499,731 and $82,645,258, respectively)	80,000	80,000,000
RBC Capital Markets LLC, 0.16%, 8/03/15 (a) (Purchased on 7/31/14 to be repurchased at $75,134,644, collateralized by various corporate/debt obligations, 0.00% to 10.18% due from 8/15/15 to 12/31/49, aggregate original par and fair value of $85,554,252 and $78,750,004, respectively)	75,000	75,000,000
RBC Capital Markets LLC, 0.15%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $322,004,025, collateralized by various corporate/debt obligations, 0.33% to 10.20% due from 8/11/15 to 6/15/68, aggregate original par and fair value of $343,498,515 and $350,752,821, respectively)	322,000	322,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.16%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $5,000,067, collateralized by various corporate/debt obligations, 0.00% to 0.30% due from 8/04/15 to 9/02/15, aggregate original par and fair value of $5,250,614 and $5,250,000, respectively)	$5,000	$5,000,000
Total Value of RBC Capital Markets LLC (collateral value of $517,398,083)		482,000,000
UBS Securities LLC, 0.26%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $240,005,200, collateralized by various corporate/debt obligations, 0.90% to 14.00% due from 9/30/15 to 10/02/43, aggregate original par and fair value of $288,478,559 and $273,320,657, respectively)	240,000	240,000,000
Total Value of UBS Securities LLC (collateral value of $273,320,657)		240,000,000
Wells Fargo Bank N.A., 0.14%, 8/03/15 (f) (Purchased on 7/31/15 to be repurchased at $130,001,517, collateralized by various corporate/debt obligations, 1.50% due at 10/31/19, aggregate original par and fair value of $131,981,287 and $132,600,015, respectively)	130,000	130,000,000
Total Value of Wells Fargo Bank N.A., (collateral value of $132,600,015)		130,000,000
Wells Fargo Securities LLC, 0.28%, 8/03/15 (a) (Purchased on 6/23/15 to be repurchased at $130,416,461, collateralized by various corporate/debt obligations, 0.00% to 5.76% due from 8/03/15 to 6/15/43, aggregate original par and fair value of $195,787,982 and $139,099,989, respectively)	130,000	130,000,000
Wells Fargo Securities LLC, 0.14%, 8/03/15 (f) (Purchased on 7/31/15 to be repurchased at $190,002,217, collateralized by various corporate/debt obligations, 0.00% to 3.88% due from 12/17/15 to 2/15/45, aggregate original par and fair value of $162,986,506 and $193,800,002, respectively)	190,000	190,000,000
Wells Fargo Securities LLC, 0.68%, 9/14/15 (Purchased on 6/15/15 to be repurchased at $175,300,806, collateralized by various corporate/debt obligations, 0.00% to 6.42% due from 7/28/19 to 4/16/59, aggregate original par and fair value of $311,869,725 and $218,750,000, respectively)	175,000	175,000,000
Wells Fargo Securities LLC, 0.52%, 10/13/15 (Purchased on 7/14/15 to be repurchased at $120,438,101, collateralized by various corporate/debt obligations, 0.00% to 9.63% due from 8/31/15 to 12/15/53, aggregate original par and fair value of $122,094,188 and $126,294,001, respectively)	120,280	120,280,000
Total Value of Wells Fargo Securities LLC (collateral value of $677,943,992)		615,280,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	13

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.44%, 8/04/15 (Purchased on 5/06/15 to be repurchased at $140,154,000, collateralized by various corporate/debt obligations, 0.00% due from 8/07/15 to 7/18/16, aggregate original par and fair value of $147,036,745 and $147,000,001, respectively)	$140,000	$140,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $147,000,001)		140,000,000
Total Repurchase Agreements — 8.3%		4,814,367,000
Total Investments (Cost — $57,887,833,840*) — 99.9%		57,887,833,840
Other Assets Less Liabilities — 0.1%		43,797,275

Net Assets — 100.0%		$57,931,631,115

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Traded in a joint account.

•

Investments in issuers considered to be an affiliate of the Fund during the six months ended July 31, 2015, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2014	Par Purchased	Par Sold	Par held at July 31, 2015	Income
PNC Bank N.A.	$44,500,000	$14,042,700,000	$14,087,200,000	—	$44,522

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

14	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (concluded)	TempFund

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$57,887,833,840	—	$57,887,833,840
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial purposes. As of July 31, 2015, cash of 46,826,147 is categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	15

Schedule of Investments July 31, 2015 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.02%, 8/13/15	$106,000	$105,999,470
0.03% - 0.08%, 8/20/15	262,250	262,245,995
0.12%, 9/17/15	200,000	199,970,000
0.12% - 0.14%, 10/01/15	761,055	760,894,401
0.10%, 10/08/15	503,335	503,247,336
0.02%, 10/15/15	100,000	99,995,944
0.03%, 10/22/15	103,000	102,994,278
0.11%, 12/31/15	572,835	572,576,051
0.13%, 1/21/16	125,000	124,922,813
0.14% - 0.15%, 1/28/16	225,000	224,840,603
0.20%, 2/04/16	149,645	149,488,891
0.25%, 5/26/16	52,446	52,337,830
0.08%, 1/07/16	128,500	128,455,168
U.S. Treasury Notes:
1.25%, 10/31/15	1,267,661	1,271,223,628
0.38%, 11/15/15	421,921	422,260,079
0.25% - 4.25%, 8/15/15	325,000	325,280,899
1.25%, 8/31/15	362,485	362,795,991
0.25% - 1.25%, 9/30/15	1,389,674	1,390,861,271
0.25%, 10/15/15	49,750	49,768,747
0.25%, 10/31/15	979,460	979,743,904
4.50%, 11/15/15	517,000	523,436,579
0.25% - 1.38%, 11/30/15	239,800	240,115,168
2.13%, 12/31/15	233,000	234,803,880
0.10% - 0.38%, 1/31/16 (b)	150,950	150,994,685
0.38% - 4.50%, 2/15/16	898,500	906,971,453
0.25%, 2/29/16	61,265	61,294,180
0.12%, 4/30/16 (b)	382,236	382,239,087
0.12%, 7/31/16 (b)	477,813	477,911,594
0.10%, 10/31/16 (b)	586,159	586,025,896
0.13%, 1/31/17 (b)	623,545	623,546,887
0.12%, 4/30/17 (b)	543,581	543,586,181
Total U.S. Treasury Obligations — 59.8%		12,820,828,889

Repurchase Agreements
Bank of Montreal, 0.13%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $11,000,119, collateralized by various U.S. Treasury obligations, 0.00% to 3.00% due from 10/15/15 to 12/31/19, aggregate original par and fair value of $11,075,600 and $11,220,019, respectively)	11,000	11,000,000
Total Value of Bank of Montreal (collateral value of $11,220,019)		11,000,000
Bank of Nova Scotia, 0.15%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $3,000,038, collateralized by various U.S. Treasury obligations, 3.13% due at 8/15/44, aggregate original par and fair value of $2,924,500 and $3,060,080, respectively)	3,000	3,000,000
Total Value of Bank of Nova Scotia (collateral value of $3,060,080)		3,000,000
BNP Paribas Securities Corp, 0.08%, 8/03/15 (c) (Purchased on 7/16/15 to be repurchased at $686,027,440, collateralized by various U.S. Treasury obligations, 0.00% to 8.13% due from 8/13/15 to 11/15/44, aggregate original par and fair value of $654,342,073 and $699,720,000, respectively)	686,000	686,000,000

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp, 0.13%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $691,007,486, collateralized by various U.S. Treasury obligations, 0.00% to 9.13% due from 8/15/15 to 11/15/44, aggregate original par and fair value of $651,668,016 and $704,820,069, respectively)	$691,000	$691,000,000
Total Value of BNP Paribas Securities Corp (collateral value of $1,404,540,069)		1,377,000,000
Citigroup Global Markets, Inc., 0.14%, 8/03/15 (d) (Purchased on 7/31/15 to be repurchased at $195,002,275, collateralized by various U.S. Treasury obligations, 0.25% to 2.00% due from 11/30/15 to 7/31/22, aggregate original par and fair value of $192,496,168 and $198,900,005, respectively)	195,000	195,000,000
Citigroup Global Markets, Inc., 0.14%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $50,000,583, collateralized by various U.S. Treasury obligations, 1.50% to 2.25% due from 12/31/18 to 11/15/24, aggregate original par and fair value of $50,597,600 and $51,000,060, respectively)	50,000	50,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $249,900,065)		245,000,000
Credit Suisse Securities (USA) LLC, 0.15%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $150,001,875, collateralized by various U.S. Treasury obligations, 1.00% to 1.38% due from 9/15/17 to 11/30/18, aggregate original par and fair value of $151,740,100 and $153,004,065, respectively)	150,000	150,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $153,004,065)		150,000,000
Federal Reserve Bank of New York, 0.05%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $2,300,009,583, collateralized by various U.S. Treasury obligations, 1.38% to 4.00% due from 8/15/18 to 5/15/22, aggregate original par and fair value of $2,124,258,000 and $2,300,009,643, respectively)	2,300,000	2,300,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $2,300,009,643)		2,300,000,000
HSBC Securities (USA) Inc., 0.13%, 8/03/15 (c) (Purchased on 1/27/14 to be repurchased at $481,899,503, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/25 to 11/15/44, aggregate original par and fair value of $797,187,021 and $490,623,052, respectively)	481,000	481,000,000
HSBC Securities (USA) Inc., 0.13%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $19,000,206, collateralized by various U.S. Treasury obligations, 0.00% due at 11/15/22, aggregate original par and fair value of $22,515,000 and $19,384,065, respectively)	19,000	19,000,000

16	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.13%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $290,003,142, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/22 to 8/15/37, aggregate original par and fair value of $468,997,431 and $295,800,087, respectively)	$290,000	$290,000,000
HSBC Securities (USA) Inc., 0.08%, 8/05/15 (Purchased on 7/29/15 to be repurchased at $300,004,667, collateralized by various U.S. Treasury obligations, 0.00% to 0.25% due from 4/15/16 to 8/15/42, aggregate original par and fair value of $423,658,830 and $306,000,510, respectively)	300,000	300,000,000
HSBC Securities (USA) Inc., 0.10%, 8/06/15 (Purchased on 7/30/15 to be repurchased at $300,005,833, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/20 to 8/15/41, aggregate original par and fair value of $466,724,997 and $306,000,663, respectively)	300,000	300,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $1,417,808,377)		1,390,000,000
J.P. Morgan Securities LLC, 0.14%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $10,000,117, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/25 to 5/15/45, aggregate original par and fair value of $17,188,800 and $10,200,430, respectively)	10,000	10,000,000
J.P. Morgan Securities LLC, 0.14%, 8/03/15 (c) (Purchased on 8/28/13 to be repurchased at $251,259,417, collateralized by various U.S. Treasury obligations, 2.75% due at 11/15/23, aggregate original par and fair value of $242,665,000 and $255,000,676, respectively)	250,000	250,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $265,201,106)		260,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.13%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $39,606,429, collateralized by various U.S. Treasury obligations, 0.38% to 2.00% due from 3/31/16 to 10/31/21, aggregate original par and fair value of $40,225,500 and $40,398,153, respectively)	39,606	39,606,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.13%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $820,008,883, collateralized by various U.S. Treasury obligations, 3.13% to 3.75% due from 2/15/42 to 11/15/43, aggregate original par and fair value of $778,340,900 and $836,400,015, respectively)	820,000	820,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $876,798,168)		859,606,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.12%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $133,695,337, collateralized by various U.S. Treasury obligations, 2.13% due at 6/30/22, aggregate original par and fair value of $135,050,000 and $136,367,964, respectively)	$133,694	$133,694,000
Morgan Stanley & Co. LLC, 0.12%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $310,003,100, collateralized by various U.S. Treasury obligations, 0.25% to 2.13% due from 8/15/15 to 8/15/22, aggregate original par and fair value of $316,127,700 and $316,200,057, respectively)	310,000	310,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $452,568,021)		443,694,000
RBC Capital Markets LLC, 0.10%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $62,493,521, collateralized by various U.S. Treasury obligations, 0.00% to 9.25% due from 8/06/15 to 2/15/45, aggregate original par and fair value of $59,298,800 and $63,742,868, respectively)	62,493	62,493,000
Total Value of RBC Capital Markets LLC, (collateral value of $63,742,868)		62,493,000
TD Securities (USA) LLC, 0.13%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $286,003,098, collateralized by various U.S. Treasury obligations, 0.00% to 9.88% due from 8/31/15 to 8/15/43, aggregate original par and fair value of $287,646,500 and $291,720,040, respectively)	286,000	286,000,000
Total Value of TD Securities (USA) LLC (collateral value of $291,720,040)		286,000,000
Wells Fargo Bank N.A., 0.14%, 8/03/15 (d) (Purchased on 7/31/15 to be repurchased at $90,001,050, collateralized by various U.S. Treasury obligations, 1.50% due at 10/31/19, aggregate original par and fair value of $91,371,660 and $91,800,010, respectively)	90,000	90,000,000
Total Value of Wells Fargo Bank N.A., (collateral value of $91,800,010)		90,000,000
Wells Fargo Securities LLC, 0.14%, 8/03/15 (d) (Purchased on 7/31/15 to be repurchased at $730,008,517, collateralized by various U.S. Treasury obligations, 0.00% to 3.88% due from 12/17/15 to 2/15/45, aggregate original par and fair value of $626,211,311 and $744,600,009, respectively)	730,000	730,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $744,600,009)		730,000,000
Total Repurchase Agreements — 38.2%		8,207,793,000
Total Investments (Cost — $21,028,621,889*) — 98.0%		21,028,621,889
Other Assets Less Liabilities — 2.0%		423,663,366

Net Assets — 100.0%		$21,452,285,255

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	17

Schedule of Investments (concluded)	T-Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$21,028,621,889	—	$21,028,621,889

1 See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash of $318,304,594 is categorized as Level 1 within the disclosure hierarchy.

During the period July 31, 2015, there were no transfers between levels.

18	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.01% - 0.08%, 8/06/15	$1,173,436	$1,173,433,778
0.02% - 0.09%, 8/13/15	1,209,741	1,209,729,686
0.01% - 0.08%, 8/20/15	1,836,020	1,835,995,577
0.02% - 0.07%, 8/27/15	669,715	669,699,631
0.02% - 0.11%, 9/03/15	551,859	551,835,914
0.00% - 0.02%, 9/10/15	457,031	457,024,780
0.02%, 9/17/15	745,000	744,984,812
0.01% - 0.02%, 9/24/15	582,025	582,017,806
0.02% - 0.12%, 10/01/15	384,800	384,764,900
0.01% - 0.10%, 10/08/15	369,348	369,335,987
0.02%, 10/15/15	200,000	199,991,889
0.03%, 10/22/15	477,173	477,145,378
0.04%, 10/29/15	30,000	29,997,100
0.07%, 11/05/15	130,000	129,976,998
0.11%, 12/31/15	150,000	149,934,375
0.10%, 1/14/16	87,000	86,960,169
0.13%, 1/21/16	145,000	144,912,897
0.14%, 1/28/16	125,000	124,915,017
0.08%, 1/07/16	69,250	69,225,839

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.38%, 11/15/15	$111,790	$111,881,221
0.25% - 4.25%, 8/15/15	318,919	319,108,705
1.25%, 8/31/15	56,930	56,980,582
0.25%, 9/15/15	132,814	132,843,192
0.25%, 10/15/15	342,000	342,131,656
0.25%, 10/31/15	1,005,030	1,005,430,239
4.50%, 11/15/15	115,000	116,431,732
2.13%, 12/31/15	25,000	25,200,893
0.10% - 0.38%, 1/31/16 (b)	260,322	260,496,399
0.38% - 4.50%, 2/15/16	260,750	263,882,689
0.25%, 2/29/16	139,954	140,020,661
0.12%, 4/30/16 (b)	167,428	167,428,120
0.12%, 7/31/16 (b)	188,677	188,721,988
0.10%, 10/31/16 (b)	304,528	304,461,885
0.13%, 1/31/17 (b)	199,700	199,694,704
0.12%, 4/30/17 (b)	417,666	417,669,387
Total U.S. Treasury Obligations — 100.9%		13,444,266,586
Total Investments (Cost — $13,444,266,586*) — 100.9%		13,444,266,586
Liabilities in Excess of Other Assets — (0.9)%		(122,201,976)

Net Assets — 100.0%		$13,322,064,610

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$13,444,266,586	—	$13,444,266,586

1 See above Schedule of Investments for values in each security type.

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	19

Schedule of Investments July 31, 2015 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.2%
Alaska GO Series 2013B MB, 5.00%, 8/01/15	$350	$350,000
Arizona — 2.2%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.17%, 8/07/15 (a)	215	215,000
Phoenix IDA Healthcare Facilities Revenue RB Series 2014B VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 8/03/15 (a)	3,200	3,200,000

		3,415,000
Arkansas — 1.2%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.10%, 8/07/15 (a)	1,800	1,800,000
Connecticut — 4.2%
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 2001 V-1 VRDN, 0.01%, 8/03/15 (a)	6,100	6,100,000
Derby City GO Series 2015 BAN, 1.00%, 9/03/15	370	370,242

		6,470,242
District of Columbia — 0.2%
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds, 0.28%, 12/01/15	300	300,000
Florida — 0.7%
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.20%, 2/26/16 (a)	1,100	1,100,000
Georgia — 0.5%
Gainesville Water & Sewerage RB Series 2014 MB, 5.00%, 11/15/15	800	810,614
Illinois — 2.0%
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.18%, 8/07/15 (a)	1,180	1,180,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.37%, 8/07/15 (a)	1,865	1,865,000

		3,045,000
Iowa — 6.6%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.13%, 8/07/15 (a)	10,240	10,240,000
Kansas — 0.2%
Salina GO Series 2014-1 BAN, 1.00%, 8/01/15	300	300,000
Kentucky — 1.5%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.27%, 8/07/15 (a)	1,780	1,780,000
Kentucky State Property & Building Commission RB (No. 85 Project) Series 2005 MB (AGM Insurance), 5.00%, 8/01/15	600	600,000

		2,380,000

Municipal Bonds	Par (000)	Value
Louisiana — 9.7%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.10%, 8/07/15 (a)	$2,400	$2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.10%, 8/07/15 (a)	6,000	6,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.01%, 8/03/15 (a)	3,000	3,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2007 VRDN, 0.01%, 8/03/15 (a)	1,900	1,900,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.01%, 8/07/15 (a)	1,700	1,700,000

		15,000,000
Maryland — 4.0%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 8/07/15 (a)	1,140	1,140,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 8/07/15 (a)	1,230	1,230,000
Maryland Health & Higher Educational Facilities Authority RB (University of Maryland Medical System Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.01%, 8/03/15 (a)	3,750	3,750,000

		6,120,000
Massachusetts — 3.8%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.11%, 2/26/16 (a)	1,100	1,100,000
Massachusetts Clipper Tax-Exempt Certficates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.05%, 8/07/15 (a)(b)	3,080	3,080,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds, 0.33%, 1/15/16	1,000	1,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.11%, 2/26/16 (a)	595	595,000

		5,775,000
Michigan — 4.9%
Michigan HAD Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC), 0.04%, 8/07/15 (a)	1,230	1,230,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.22%, 8/07/15 (a)	1,500	1,500,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.27%, 8/07/15 (a)	1,200	1,200,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.12%, 8/07/15 (a)	500	500,000
University of Michigan RB Series 2012B VRDN (The Northern Trust Company SBPA), 0.01%, 8/03/15 (a)	3,100	3,100,000

		7,530,000

20	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Minnesota — 0.3%
Minnesota GO Series 2009F MB, 4.00%, 8/01/15	$150	$150,000
Minnesota GO Series 2012B MB, 5.00%, 8/01/15	200	200,000
Rochester Independent School District No 535 Series 2012A MB, 1.25%, 2/01/16	100	100,390

		450,390
Mississippi — 4.0%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.01%, 8/03/15 (a)	5,800	5,800,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.01%, 8/03/15 (a)	405	405,000

		6,205,000
Missouri — 4.8%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.22%, 8/07/15 (a)	1,625	1,625,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.10%, 8/07/15 (a)	4,000	4,000,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.06%, 8/07/15 (a)	1,745	1,745,000

		7,370,000
New Hampshire — 0.5%
Cheshire County GO Series 2015 MB, 1.00%, 12/30/15	690	692,129
New Jersey — 3.0%
Berkeley Heights Township GO Series 2014 BAN, 1.00%, 10/08/15	230	230,207
Burlington Township GO Series 2014 BAN, 1.00%, 10/09/15	200	200,190
East Hanover Township GO Series 2014 BAN, 1.00%, 8/20/15	310	310,096
Hasbrouck Heights GO Series 2015 MB, 1.00%, 3/24/16	215	215,793
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	220	220,327
Hillsborough Township Series 2014 BAN, 1.00%, 12/11/15	110	110,215
Little Falls Township GO Series 2015 BAN, 1.00%, 8/28/15	400	400,182
Mendham Township GO Series 2015 BAN, 1.25%, 5/20/16	2,335	2,349,778
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	151	151,372
Randolph Township GO Series 2015 BAN, 1.00%, 9/25/15	150	150,166
Upper Saddle River GO Series 2015 BAN, 1.00%, 2/19/16	260	260,864

		4,599,190
New York — 6.5%
Chittenango Central School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 11/06/15	260	260,451
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	195	195,427
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.01%, 8/03/15 (a)	2,600	2,600,000

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.10%, 8/07/15 (a)	$1,700	$1,700,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.01%, 8/03/15 (a)	3,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.01%, 8/03/15 (a)	1,000	1,000,000
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.01%, 8/07/15 (a)	800	800,000
Roslyn Union Free School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 9/25/15	240	240,253
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	240	240,436

		10,036,567
North Carolina — 1.0%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.12%, 8/07/15 (a)	1,450	1,450,000
University of North Carolina At Raleigh RB Series 2012 MB, 4.00%, 10/01/15	100	100,589

		1,550,589
Ohio — 7.9%
Columbus Regional Airport Authority RB (Flightsafety International, Inc. Project) Series 2015 VRDN (Berkshire Hathaway, Inc. Guarantee Agreement), 0.04%, 8/07/15 (a)	1,000	1,000,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2015 VRDN, 0.01%, 8/07/15 (a)	5,300	5,300,000
Licking County GO (Bridge Improvements Project) Series 2015 BAN, 2.00%, 5/31/16	500	506,592
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	700	702,919
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2013 MB, 3.00%, 12/01/15	300	302,601
Ohio Higher Educational Facility Commission RB (Case Western University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 8/03/15 (a)	3,810	3,810,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 1994 MB, 6.12%, 10/01/15	520	524,789
Ohio Higher Educational Series 2009C MB, 5.00%, 8/01/15	100	100,000

		12,246,901
Pennsylvania — 2.1%
Beaver County IDRB (BASF Corp. Project) Series 1997 AMT VRDN, 0.10%, 8/07/15 (a)	300	300,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 8/07/15 (a)	2,505	2,505,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	21

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.19%, 8/07/15 (a)(b)(c)	$500	$500,000

		3,305,000
Rhode Island — 1.9%
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac LOC, Freddie Mac Liquidity Agreement)), 0.03%, 8/07/15 (a)	2,900	2,900,000
Tennessee — 2.0%
Nashville & Davidson County Water & Sewer RB Series 2015 TECP, 0.13%, 8/18/15	3,000	3,000,000
Texas — 6.5%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.14%, 8/07/15 (a)(b)(c)	600	600,000
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.10%, 8/07/15 (a)	5,000	5,000,000
Dallas Fort Worth International Airport RB Series 2013D MB, 5.00%, 11/01/15	300	303,367
Dallas Fort Worth International Airport RB Series 2013F MB, 3.00%, 11/01/15	200	201,314
Fort Worth Water & Sewer System RB Series 2014 MB, 3.00%, 2/15/16	150	152,155
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources) Series 2002A VRDN (Flint Hills Resources LLC Guaranty), 0.05%, 8/07/15 (a)	3,830	3,830,000

		10,086,836
Virginia — 3.0%
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.20%, 2/26/16 (a)	1,500	1,500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 8/03/15 (a)	1,690	1,690,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 8/03/15 (a)	1,400	1,400,000

		4,590,000

Municipal Bonds	Par (000)	Value
Washington — 0.1%
Seattle WA Drainage & Wastewater Revenue RB Series 2012 MB, 5.00%, 9/01/15	$155	$155,574
Wisconsin — 3.3%
Columbia County GO Series 2014 MB, 1.50%, 8/01/15	700	700,000
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (Federal Home Loan Bank LOC, Bank First National LOC), 0.07%, 8/07/15 (a)	2,450	2,450,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.47%, 8/07/15 (a)	980	980,000
Wausau IDRB (Apogee Enterprises Inc. Project) Series 2002 VRDN (Comerica Bank N.A. LOC), 0.12%, 8/07/15 (a)	1,000	1,000,000

		5,130,000
Total Municipal Bonds — 88.8%		136,954,032

Closed-End Investment Companies(a)(b)
California — 4.6%
Nuveen California Dividend Advantage Municipal Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.09%, 8/07/15	7,000	7,000,000
Multi-State — 5.8%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.10%, 8/07/15	9,000	9,000,000
Total Closed-End Investment Companies — 10.4%		16,000,000
Total Investments (Cost — $152,954,032*) — 99.2%		152,954,032
Other Assets Less Liabilities — 0.8%		1,194,646

Net Assets — 100.0%		$154,148,678

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

22	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (concluded)	MuniCash

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$ 152,954,032	—	$ 152,954,032

1 See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash of $1,076,174 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	23

Schedule of Investments July 31, 2015 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.05%, 8/07/15 (a)	$4,440	$4,440,000
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2007 VRDN, 0.05%, 8/07/15 (a)	3,100	3,100,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.02%, 8/07/15 (a)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.06%, 8/07/15 (a)	4,305	4,305,000
University of Alabama RB Series 2015A MB, 2.00%, 10/01/15	535	536,550

		22,381,550
Alaska — 0.0%
Alaska GO Series 2013B MB, 5.00%, 8/01/15	545	545,000

Arizona — 1.1%
Phoenix Civic Improvement Corp RB Series 2015 11-A TECP (Bank of America N.A. LOC), 0.06%, 10/02/15	7,500	7,500,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.02%, 8/07/15 (a)	8,130	8,130,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank PLC SBPA), 0.07%, 8/07/15 (a)(b)(c)	1,200	1,200,000

		16,830,000
California — 6.6%
California GO Series 2005A-1-2 VRDN (Royal Bank of Canada LOC), 0.01%, 8/07/15 (a)	7,000	7,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008B VRDN (Wachovia Bank LOC), 0.01%, 8/07/15 (a)	12,000	12,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 8/07/15 (a)	7,300	7,300,000
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.10%, 8/07/15 (a)(b)(c)	830	830,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.10%, 8/07/15 (a)(b)(c)	15,000	15,000,000
Los Angeles Waste Water System TECP (Sumitomo Bank LOC), 0.12%, 8/14/15	15,290	15,290,000
Metropolitan Water District of Southern California Waterworks RB Series 2015A-1 VRDN, 0.01%, 8/07/15 (a)	10,000	10,000,000
Riverside Redevelopment Agency Successor Agency RB Series A MB, 2.00%, 9/01/15	675	675,956
Riverside Water Revenue RB Series 2009A MB, 5.00%, 10/01/15	225	226,763
San Diego County COP Series 2014A MB, 5.00%, 10/15/15	2,400	2,423,097
San Diego Unified School District GO Series 2015A MB, 2.00%, 6/30/16	9,600	9,749,997
University of California RB Series 2013AL-4 VRDN, 0.01%, 8/07/15 (a)	25,885	25,885,000

		106,380,813

Municipal Bonds	Par (000)	Value
Colorado — 3.2%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.04%, 8/07/15 (a)	$8,125	$8,125,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.04%, 8/07/15 (a)	5,050	5,050,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.03%, 8/07/15 (a)	165	165,000
Denver City & County School District #1 Clipper Tax-Exempt Certificate Trust GO Series 2005A-2009-57 VRDN (State Street Bank & Trust Co. SBPA), 0.05%, 8/07/15 (a)(b)(c)	35,240	35,240,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.03%, 8/07/15 (a)	780	780,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 8/07/15 (a)	2,490	2,490,000

		51,850,000
Connecticut — 1.6%
Connecticut Health and Educational Facilities Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0247 VRDN (Bank of America N.A. Liquidity Facility), 0.07%, 8/07/15 (a)(b)(c)	2,636	2,636,000
Connecticut Housing Finance Authority RB Series 2014C-2 VRDN (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.02%, 8/07/15 (a)	4,100	4,100,000
Easton GO Series 2015 RAN, 1.00%, 12/15/15	3,918	3,929,648
Enfield GO Series 2014 RAN, 1.00%, 8/11/15	5,300	5,300,997
Trumbull Township GO Series 2014 BAN, 1.25%, 9/04/15	9,885	9,894,356

		25,861,001
Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 8/07/15 (a)	1,440	1,440,000
Delaware GO Series 2013B MB, 5.00%, 2/01/16	105	107,410

		1,547,410
District of Columbia — 0.4%
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds, 0.28%, 12/01/15	3,890	3,890,000
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.04%, 8/07/15 (a)(b)(c)	2,400	2,400,000

		6,290,000
Florida — 10.7%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.03%, 8/07/15 (a)(b)(c)	10,305	10,305,000

24	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.03%, 8/07/15 (a)(b)(c)	$4,830	$4,830,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.02%, 8/07/15 (a)	57,435	57,435,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.02%, 8/07/15 (a)	12,900	12,900,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.03%, 8/07/15 (a)(b)(c)	10,395	10,395,000
Miami-Dade County RB Series 2009E VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 8/07/15 (a)	38,000	38,000,000
Orlando Utilities Commission Utilities System RB Series 2008-1 VRDN (JP Morgan Chase & Co. LOC), 0.02%, 8/07/15 (a)	10,530	10,530,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.20%, 2/26/16 (a)	5,760	5,760,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.03%, 8/07/15 (a)(b)(c)	21,000	21,000,000

		171,155,000
Georgia — 0.1%
Columbus Downtown Development Authority RB (Foundation Properties Corp. Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.07%, 8/01/15 (a)	1,775	1,775,000
Illinois — 1.6%
Illinois Finance Authority RB (Center Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.09%, 8/07/15 (a)	1,810	1,810,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 8/07/15 (a)	5,850	5,850,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.19%, 8/07/15 (a)(b)(c)	8,690	8,690,000
Illinois Finance Authority RB Series 2009 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 8/03/15 (a)	3,700	3,700,000
Illinois HDA RB (Lakeshore Plaza Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 8/07/15 (a)	4,780	4,780,000

		24,830,000
Indiana — 1.0%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 8/07/15 (a)	1,700	1,700,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.02%, 8/07/15 (a)	3,800	3,800,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 8/07/15 (a)(b)(c)	10,000	10,000,000

		15,500,000

Municipal Bonds	Par (000)	Value
Iowa — 4.0%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.13%, 8/07/15 (a)	$63,500	$63,500,000
Kansas — 0.6%
Kansas Department of Transportation RB Series 2014-1 MB, 0.12%, 8/03/15	4,300	4,300,000
Wichita GO Series 268 MB, 0.25%, 10/15/15	4,895	4,895,284

		9,195,284
Kentucky — 0.1%

Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.03%, 8/07/15 (a)	1,725	1,725,000
Louisiana — 5.7%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.12%, 8/07/15 (a)	4,730	4,730,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.05%, 8/07/15 (a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.01%, 8/03/15 (a)	19,400	19,400,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008A VRDN, 0.01%, 8/03/15 (a)	50,000	50,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.01%, 8/07/15 (a)	10,500	10,500,000

		92,130,000
Maine — 0.4%
Kittery GO Series 2014 MB, 1.00%, 9/15/15	5,280	5,284,713
Town of Scarborough GO Series 2015 MB, 2.00%, 11/01/15	500	502,073
Windham GO Series 2011 MB, 3.00%, 11/01/15	660	664,432

		6,451,218
Maryland — 3.5%
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 8/07/15 (a)	2,605	2,605,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.02%, 8/07/15 (a)	1,475	1,475,000
Frederick County RB (Homewood, Inc. Facility Project) Series 1997 DN (Manufacturers and Traders Trust Co. LOC), 0.03%, 8/07/15 (a)	10,700	10,700,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 8/07/15 (a)	2,255	2,255,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 8/07/15 (a)	8,080	8,080,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 8/07/15 (a)	8,660	8,660,000
Maryland GO Series 2008 MB, 5.00%, 3/01/16	690	708,487

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland GO Series 2011E -REF MB, 5.00%, 8/01/15	$5,000	$5,000,000
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 8/07/15 (a)	2,215	2,215,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 8/07/15 (a)	915	915,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 8/07/15 (a)	3,985	3,985,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 8/07/15 (a)	9,100	9,100,000

		55,698,487
Massachusetts — 8.1%
Auburn Township GO (Municipal Purpose Loan Project) MB, 5.00%, 9/15/15	1,091	1,096,816
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.11%, 2/26/16 (a)	14,860	14,860,000
Massachusetts Clipper Tax-Exempt Certficates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.05%, 8/07/15 (a)(b)(c)	10,000	10,000,000
Massachusetts Department of Transportation RB (Contract Assistance Project) Series 2010A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 8/07/15 (a)	25,300	25,300,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 8/07/15 (a)	32,150	32,150,000
Massachusetts Health & Educational Facilities Authority RB (Harvard University Project) Series 2010A MB, 5.00%, 12/15/15	350	356,078
Massachusetts Health & Educational Facilities Authority RB (Wellesley College Project) Series 2008I VRDN, 0.01%, 8/07/15 (a)	1,600	1,600,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds, 0.33%, 1/15/16	6,500	6,500,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 8/07/15 (a)	8,300	8,300,000
New Bedford GO Series 2015 MB, 1.25%, 2/05/16	6,330	6,363,102
Old Rochester Regional School District GO Series 2015 MB, 2.00%, 2/15/16	695	700,909
Sudbury GO Series 2015 A MB, 2.00%, 2/15/16	540	544,683
University of Massachusetts Building Authority RB Series 2008-1 VRDN (JP Morgan Chase & Co. LOC), 0.03%, 8/07/15 (a)	6,700	6,700,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.11%, 2/26/16 (a)	14,690	14,690,000

		129,161,588
Michigan — 0.8%
Michigan State Hospital Finance Authority RB (Ascension Health Project) Series 2010 MB, 0.08%, 2/26/16 (a)	6,275	6,275,000

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State University Board of Trustees Student Fees RB Series 2005 VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.01%, 8/07/15 (a)	$800	$800,000
Michigan Trunk Line RB Series 2015B MB (AGM Insurance), 5.00%, 9/01/15	400	401,495
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 8/07/15 (a)	4,485	4,485,000
University of Michigan RB Series 2012B VRDN (The Northern Trust Company SBPA), 0.01%, 8/03/15 (a)	900	900,000

		12,861,495
Minnesota — 0.0%
Minnesota GO Series 2009F MB, 4.00%, 8/01/15	520	520,000
Mississippi — 2.1%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.01%, 8/03/15 (a)	4,805	4,805,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.01%, 8/03/15 (a)	28,460	28,460,000

		33,265,000
Missouri — 0.7%
North Kansas City School District No 74 GO Series 2015 MB, 2.00%, 3/01/16	2,665	2,689,740
Springfield MO Public Utility Revenue RB Series 2015 MB, 5.00%, 8/01/15	1,055	1,055,000
St Louis Regional Convention & Sports Complex Authority RB Series 2013 MB, 4.00%, 8/15/15	2,500	2,503,161
St. Louis IDA (Mid-America Transplant Services Project) RB Series 2013 VRDN (BMO Harris Bank N.A. LOC), 0.03%, 8/03/15 (a)	4,500	4,500,000

		10,747,901
Nevada — 0.3%
Branch Banking & Trust Co. GO Municipal Trust Receipts Floaters Series 2008-6 VRDN, 0.04%, 8/07/15 (a)(b)(c)	5,300	5,300,000
New Hampshire — 0.6%
Merrimack GO Series 2015 MB, 2.00%, 12/30/15	10,130	10,203,803
New Jersey — 0.4%
Mansfield Township GO Series 2014-A MB, 1.00%, 11/05/15	2,258	2,262,233
Middletown Township Board of Education GO Series 2010 MB, 4.00%, 8/01/15	270	270,000
Township of River Vale GO Series 2015 BAN, 1.50%, 8/12/16	3,841	3,882,176

		6,414,409
New York — 10.1%
New York GO Series 2013D-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 8/03/15 (a)	29,800	29,800,000
Metropolitan Transportation Authority RB Series 2012B-2 MB, 4.00%, 11/01/15	1,270	1,281,978
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.01%, 8/03/15 (a)	5,100	5,100,000

26	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 8/07/15 (a)	$8,000	$8,000,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 8/07/15 (a)	5,000	5,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 8/03/15 (a)	24,400	24,400,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.01%, 8/03/15 (a)	3,000	3,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.01%, 8/03/15 (a)	15,700	15,700,000
New York City Municipal Water Finance Authority RB Series 2011A-1 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.01%, 8/03/15 (a)	10,760	10,760,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.01%, 8/03/15 (a)	6,375	6,375,000
New York City Municipal Water RB (Second Generation Resolution Project) Series 2014BB-4 VRDN (Wells Fargo Bank N.A SBPA), 0.01%, 8/03/15 (a)	5,240	5,240,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.01%, 8/03/15 (a)	22,350	22,350,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.01%, 8/03/15 (a)	2,900	2,900,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.02%, 8/07/15 (a)	900	900,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.07%, 8/07/15 (a)(b)(c)	7,500	7,500,000
New York Urban Development Corp. RB Series 2004 VRDN (JP Morgan Bank, SBPA), 0.03%, 8/07/15 (a)	13,100	13,100,000

		161,406,978
North Carolina — 6.0%
Charlotte COP (2003 Governmental Facilities Project) Series 2013 VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.01%, 8/07/15 (a)	9,100	9,100,000
Charlotte COP Series 2015B MB, 2.00%, 6/01/16	1,980	2,006,962
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 8/07/15 (a)	2,350	2,350,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.04%, 8/07/15 (a)(b)(c)	9,805	9,805,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007B VRDN (JPMorgan Chase Bank SBPA), 0.01%, 8/03/15 (a)	6,700	6,700,000
Davie County GO Series 2015 MB, 3.00%, 5/01/16	2,285	2,330,811

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Iredell Country GO Series 2015B MB, 2.00%, 2/01/16	$1,640	$1,654,654
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.20%, 2/26/16 (a)	16,130	16,130,000
Mecklenburg County GO Series 2009A MB, 3.00%, 8/01/15	250	250,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.03%, 8/07/15 (a)(b)(c)	4,070	4,070,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.01%, 8/03/15 (a)	17,000	17,000,000
Orange County GO Public Facilities Series 2015 MB, 2.00%, 4/01/16	2,265	2,288,872
Raleigh Combined Enterprise System Revenue RB Series 2005A MB, 5.00%, 3/01/16	1,000	1,027,537
Raleigh Limited Obligation RB Series 2009 VRDN 7 Month Window, 0.20%, 2/26/16 (a)	3,540	3,540,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 8/07/15 (a)	18,000	18,000,000

		96,253,836
Ohio — 1.6%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.01%, 8/03/15 (a)	8,560	8,560,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 8/07/15 (a)	600	600,000
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.02%, 8/07/15 (a)	1,300	1,300,000
Ohio GO Series 2012 MB, 3.00%, 11/01/15	300	302,063
Ohio GO Series 2015L MB, 5.00%, 10/01/15	1,020	1,027,803
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 8/03/15 (a)	3,900	3,900,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2013 MB, 3.00%, 12/01/15	150	151,336
Ohio Higher Educational Facility Commission RB (Case Western University Project) Series 2001A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 8/03/15 (a)	2,210	2,210,000
Ohio Higher Educational Series 2009C MB, 5.00%, 8/01/15	600	600,000
Ohio State University RB Series 2014B-2 VRDN, 0.01%, 8/07/15 (a)	2,000	2,000,000
Ohio University RB Series 2008 VRDN, 0.01%, 8/07/15 (a)	5,000	5,000,000

		25,651,202
Oklahoma — 0.6%
Tulsa County ISD No 1 Tulsa GO Series 2013B MB, 1.10%, 8/01/15	965	965,000
Tulsa IDRB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.04%, 8/07/15 (a)(b)(c)	8,092	8,092,000

		9,057,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 3.2%
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 8/07/15 (a)	$8,010	$8,010,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 8/07/15 (a)	9,970	9,970,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 8/07/15 (a)	4,175	4,175,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.02%, 8/07/15 (a)(b)	10,900	10,900,000
Philadelphia PA GO Series 2016A MB, 2.00%, 6/30/16	14,000	14,216,440
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 8/07/15 (a)	4,340	4,340,000

		51,611,440
South Carolina — 0.0%
Charleston Educational Excellence Finance Corp RB 2005 MB, 5.25%, 12/01/15	250	254,117
Richland County School District No. 2 GO Series 2008A MB, 3.38%, 2/01/16	250	253,908

		508,025
Tennessee — 0.4%
Bartlett GO Series 2011 MB, 2.00%, 9/01/15	200	200,267
City of Memphis TN Electric System Revenue RB Series 2010 MB, 5.00%, 12/01/15	4,000	4,062,885
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.06%, 8/07/15 (a)	2,420	2,420,000

		6,683,152
Texas — 13.8%
Arlington Independent School District/TX GO Series 2015 MB, 1.00%, 2/15/16	3,640	3,655,276
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.14%, 8/07/15 (a)(b)(c)	7,400	7,400,000
Brownsville ISD GO Series 2006 MB, 5.00%, 2/15/16	1,000	1,025,378
Dallas Waterworks & Sewer System RB Series 2015A MB, 1.00%, 10/01/15	2,850	2,854,010
Denton Independent School District GO Series 2006B VRDN (Bank of Tokya-Mitsubishi UFJ Ltd. SBPA), 0.02%, 8/07/15 (a)	4,600	4,600,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-1 VRDN, 0.01%, 8/03/15 (a)	22,170	22,170,000
Harris County GO Series 2008 MB, 4.00%, 8/15/15	1,200	1,201,515
Klein ISD GO Series 2006 MB, 4.15%, 8/03/15	855	855,000
Lamar Consolidated ISD GO Series 2009 ROC-RR-II-R-12266 VRDN (Texas Permanent School Fund Insurance, Citibank N.A. SBPA), 0.03%, 8/01/15 (a)(b)(c)	6,700	6,700,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Laredo GB Series 2005 MB, 5.00%, 8/15/15	$700	$701,129
Lower Neches Valley Authority RB (Chevron USA, Inc. Project) Series 1987 Mandatory Put Bonds, 0.09%, 8/15/15	8,750	8,750,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.03%, 8/07/15 (a)	24,300	24,300,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.03%, 8/07/15 (a)	1,500	1,500,000
San Antonio Electric Gas GO Series 2015A TECP, 0.12%, 8/05/15	20,000	20,000,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.03%, 8/07/15 (a)	12,390	12,390,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.04%, 8/07/15 (a)(b)(c)	5,795	5,795,000
Tarrant Regional Water District RB Series 2015 MB, 2.00%, 3/01/16	440	444,192
Texas GO Series 2012B VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.02%, 8/07/15 (a)	4,900	4,900,000
Texas GO Series 2012C-2 MB, 4.00%, 8/01/15	400	400,000
Texas GO Series 2012R MB, 2.00%, 8/01/15	750	750,000
Texas GO Series 2014 MB, 1.50%, 8/31/15	47,825	47,876,548
Texas GO Series 2015E MB, 2.00%, 8/01/15	3,030	3,030,000
Texas GO Series 2015F MB, 2.00%, 8/01/15	805	805,000
University of Texas RB MB, 5.25%, 8/15/15	190	190,310
Waco Educational Finance Corp. RB Municpal Trust Receipts Floaters (Baylor University Project) Series 2008A (The Bank of New York Mellon Corp. LOC), 0.02%, 8/07/15 (a)(c)	38,085	38,085,000
West Harris County Regional Water Authority RB Series 2014 MB, 2.00%, 12/15/15	570	573,751

		220,952,109
Utah — 3.2%
Emery County PCRB Series 1994A VRDN (Canadian Imperial Bank LOC), 0.03%, 8/07/15 (a)	45,000	45,000,000
Snyderville Basin Water Reclamation District RB Series 2015 MB, 2.00%, 9/15/15	620	621,229
Utah RB Series 2014 VRDN:
0.22%, 2/26/16 (a)	3,000	3,000,000
0.22%, 2/26/16 (a)	2,600	2,600,000

		51,221,229
Virginia — 2.8%
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.02%, 8/07/15 (a)	32,615	32,615,000
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.20%, 2/26/16 (a)	10,885	10,885,000
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.03%, 8/07/15 (a)(b)(c)	2,120	2,120,000

		45,620,000

28	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington — 3.4%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.02%, 8/07/15 (a)(b)(c)	$11,310	$11,310,000
King County Sewer Revenue GO Series 2015A TECP, 0.12%, 8/05/15	21,280	21,280,000
King County Sewer Revenue RB Eagle Trust Receipts Series 20140047-A VRDN (AGM Insurance, Citibank N.A. Liquidity Facility), 0.03%, 8/07/15 (a)(b)(c)	5,440	5,440,000
Seattle WA Drainage & Wastewater Revenue RB Series 2015 MB, 2.00%, 2/01/16	630	634,972
Washington GO (Motor Vehicle Fuel Tax Project) Series 2006E MB, 5.00%, 1/01/16	3,765	3,838,290
Washington State Housing Finance Commission RB (Kitts Corner Apartment Project) VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.03%, 8/07/15 (a)	7,000	7,000,000
Washington State Housing Finance Commission RB Series 2015 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.02%, 8/07/15 (a)	5,500	5,500,000

		55,003,262
Wisconsin — 0.4%
Wisconsin COP Series 2015 MB, 2.00%, 9/01/15	2,310	2,313,167
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.03%, 8/07/15 (a)	4,105	4,105,000

		6,418,167
Wyoming — 0.2%
Sweetwater County WY Poll Control Revenue RB Series 1994 VRDN (Bank of Nova Scotia LOC), 0.03%, 8/07/15 (a)	3,020	3,020,000
Total Municipal Bonds — 100.8%		1,615,526,359

Closed-End Investment Companies (a)(b)
California — 0.2%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 8/07/15	2,500	2,500,000
New York — 0.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 8/07/15	1,800	1,800,000
Total Closed-End Investment Companies — 0.3%		4,300,000
Total Investments (Cost — $1,619,826,359*) — 101.1%		1,619,826,359
Liabilities in Excess of Other Assets — (1.1)%		(17,355,536)

Net Assets — 100.0%		$1,602,470,823

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	29

Schedule of Investments (concluded)	MuniFund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,619,826,359	—	$1,619,826,359

1 See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash of $44,410 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

30	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 80.0%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.05%, 8/07/15 (a)(b)(c)	$1,750	$1,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 8/07/15 (c)	1,595	1,595,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 8/07/15 (c)	1,100	1,100,000
California Community College Fund RB Series 2016A, 2.00%, 6/30/16	1,590	1,613,686
California Educational Facilities Authority RB 2011 MB, 3.00%, 10/01/15	100	100,424
California Educational Facilities Authority RB Series 2016A Notes, 2.00%, 6/30/16	1,800	1,827,311
California GO (Kindergarten University Project) Series 2004A-2 VRDN (State Street Bank & Trust Co. LOC, California Teacher’s Retirement System LOC), 0.01%, 8/03/15 (c)	1,000	1,000,000
California GO (Kindergarten University Project) Series 2004B-1 VRDN (Citibank N.A. LOC), 0.01%, 8/03/15 (c)	2,700	2,700,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.05%, 8/07/15 (a)(b)(c)	4,000	4,000,000
California GO Series 2003B-1 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.01%, 8/07/15 (c)	10,800	10,800,000
California GO Series 2005A-1-2 VRDN (Royal Bank of Canada LOC), 0.01%, 8/07/15 (c)	1,000	1,000,000
California GO Series 2015 A-2 TECP (Royal Bank of Canada LOC), 0.08%, 9/30/15	3,400	3,400,000
California Health Facilities Financing Authority RB (Catholic Healthcare West Project) Series 1988B VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%, 8/07/15 (c)	1,000	1,000,000
California Health Facilities Financing Authority RB (Children’s Hospital Project) Series 2009B VRDN (US Bank N.A. LOC), 0.02%, 8/07/15 (c)	1,500	1,500,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 8/07/15 (c)	700	700,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.17%, 2/26/16 (c)	3,000	3,000,000
California Health Facilities Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 8/07/15 (a)(c)	1,000	1,000,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 8/03/15 (c)	1,200	1,200,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997B VRDN, 0.01%, 8/03/15 (c)	15,600	15,600,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996F VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 8/03/15 (c)	12,800	12,800,000

Municipal Bonds	Par (000)	Value
California (continued)
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.03%, 8/07/15 (a)(c)	$2,700	$2,700,000
California Statewide Communities Development Authority RB Series 2008A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 8/03/15 (c)	5,890	5,890,000
California Statewide Communities Development Authority RB Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 8/07/15 (c)	1,700	1,700,000
California Statewide Communities Development Authority RB Series 2014 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.02%, 8/07/15 (c)	1,800	1,800,000
Castro Valley Unified School District Series 2015 MB, 2.00%, 8/01/15	100	100,000
Contra Costa Water District RB Series 2015 TECP, 0.14%, 8/19/15	3,600	3,600,000
East Bay Municipal Utility District Water System RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 8/07/15 (c)	4,000	4,000,000
East Bay Municipal Utility District Water System RB Series 2015E TECP:
0.14%, 8/19/15	5,900	5,900,000
0.12%, 9/02/15	4,000	4,000,000
0.12%, 9/02/15	1,700	1,700,000
Eastern Municipal Water District & Wastewater RB Series 2015A VRDN (Bank of Tokyo Mitsubishi UFJ SBPA), 0.01%, 8/07/15 (c)	3,000	3,000,000
Eastern Municipal Water District RB Series 2015 Mandatory Put Bonds, 0.06%, 11/09/15	3,500	3,500,000
Fairfield-Suisun Unified School District Financing Corp GO Series 2012 MB, 4.00%, 8/01/15	200	200,000
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.10%, 8/07/15 (a)(b)(c)	1,000	1,000,000
Fresno Unified School District GO Series 2014 MB, 4.00%, 8/01/15	600	600,000
Irvine Ranch Water District RB Series 2011A-2 Mandatory Put Bonds, 0.05%, 3/15/16	1,000	1,000,000
Los Angeles County Sanitation District Financing Authority RB (Capital Improvement Project) Series 2015 MB, 2.00%, 10/01/15	1,000	1,002,776
Los Angeles Department of Water & Power RB Series 2001B-8 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 8/07/15 (c)	2,000	2,000,000
Los Angeles MB Series 2016 A-3 MB, 2.00%, 6/30/16	500	507,363
Manteca Unified School District GO Series 2015A MB, 4.00%, 8/01/16	1,865	1,930,629
Metropolitan Water District of Southern California Waterworks RB Series 2005A-1 VRDN, 0.01%, 8/07/15 (c)	1,510	1,510,000
Milpitas Unified School District GO (Election 2012 Project) Series 2014B MB, 1.00%, 8/01/15	500	500,000
Milpitas Unified School District GO Series 2014 MB, 1.00%, 8/01/15	300	300,000
Oakland Joint Powers Financing Authority RB Series 2001A VRDN (Citibank N.A. LOC), 0.03%, 8/07/15 (c)	580	580,000
Ohlone Community College District GO (Election 2010) Series 2014B MB, 1.00%, 8/01/15	545	545,000
Orange County RB Series 2016A MB, 0.01%, 8/07/15 (c)	1,000	1,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	31

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Palomar California Community College District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.03%, 8/07/15 (a)(b)(c)	$1,300	$1,300,000
Pittsburg Redevelopment Agency For Tax Allocation (Los Medanos Community Project) Series 2004 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.01%, 8/03/15 (c)	4,800	4,800,000
Pomona Unified School District GO Series 2015 MB, 2.00%, 8/01/15	100	100,000
Poway Unified School District GO (School Facilities Improvement District Project) Series 2014 MB, 3.00%, 8/01/15	140	140,000
Rancho Santiago Community College District GO Series 2005 MB, 4.00%, 9/01/15	100	100,298
Riverside Community College District Foundation GO Series 2015 MB, 2.00%, 8/01/15	200	200,000
Riverside Community College District Foundation GO Series 2015 SER E MB, 5.00%, 8/01/15	100	100,000
Riverside County Transportation Commission RB Series 2009B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 8/07/15 (c)	23,670	23,670,000
Sacramento Municipal Utility District RB Series 2008K VRDN (Bank of America N.A. LOC), 0.01%, 8/07/15 (c)	10,000	10,000,000
Sacramento Transportation Authority RB Series 2015A VRDN (Mizuho Bank Ltd LOC), 0.01%, 8/07/15 (c)	800	800,000
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank SBPA), 0.01%, 8/07/15 (c)	6,000	6,000,000
San Diego County Water Authority RB Series 2015-8 TECP, 0.06%, 8/04/15	1,000	1,000,000
San Francisco City & County Redevelopment Agency Special Tax RB Series 2002 VRDN (Bank of America N.A. LOC), 0.02%, 8/07/15 (c)	3,490	3,490,000
San Joaquin Delta Community College District GO (Election 2004) Series 2014C MB, 1.00%, 8/01/15	1,000	1,000,000
San Jose Evergreen Community College District GO Series 2015 MB, 2.00%, 9/01/15	100	100,142
San Jose Unified School District GO Series 2015C MB, 2.00%, 8/01/15	610	610,000

Municipal Bonds	Par (000)	Value
California (continued)
San Rafael Redevelopment Agency RB Series 2001A VRDN (Citibank N.A. LOC), 0.04%, 8/07/15 (c)	$1,600	$1,600,000
Santa Clara County GO Series 2013B MB, 5.00%, 8/01/15	100	100,000
Santa Clara Valley Transportation Authority RB Series 2008C VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.01%, 8/07/15 (c)	1,000	1,000,000
Sonoma County Junior College District GO (Election of 2002 Project) Series 2008D MB, 5.00%, 8/01/15	100	100,000
Sunnyvale Elementary School District GO Series 2015 MB, 2.00%, 9/01/15	210	210,294
University of California RB Series 2013AL-1 VRDN, 0.01%, 8/07/15 (c)	7,000	7,000,000
University of California RB Series 2013AL-4 VRDN, 0.01%, 8/07/15 (c)	5,100	5,100,000
Upland Community Redevelopment Agency RB Series 2007 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.02%, 8/07/15 (c)	2,510	2,510,000
Ventura Unified School District GO Series 2014 MB, 2.00%, 8/01/15	50	50,000
Yucaipa Valley Water District RB Series 2015A MB, 3.00%, 9/01/15	200	200,438
Total Municipal Bonds — 80.0%		189,533,361

Closed-End Investment Companies (a)(c)
California — 2.1%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 8/07/15 (a)(c)	5,000	5,000,000
Total Investments (Cost — $194,533,361*) — 82.1%		194,533,361
Other Assets Less Liabilities — 17.9%		42,302,784

Net Assets — 100.0%		$236,836,145

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities. (c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own

32	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (concluded)	California Money Fund

assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$194,533,361	—	$194,533,361

1 See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash of $44,184,942 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	33

Schedule of Investments July 31, 2015 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 93.9%
Bronxville Unified Free School District GO Series 2014 BAN, 1.00%, 9/18/15	$800	$800,744
City of New York GO Series 2015B VRDN (Royal Bank of Canada LOC), 0.01%, 8/03/15 (a)	2,200	2,200,000
Dutchess County IDRB (Marist College Marist College Civic Facility A Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.05%, 8/07/15 (a)	1,000	1,000,000
East Moriches Union Free School District GO Series 2015 MB, 1.50%, 6/17/16	1,100	1,108,572
Erie County IDA RB Tender Option Bond Trust Receipts/Certificates Floaters Series 2008- 2015-XF0112 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.06%, 8/07/15 (a)(b)(c)	1,000	1,000,000
ESSEX County GO Series 2014F MB, 1.00%, 12/18/15	975	977,258
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.02%, 8/07/15 (a)	1,000	1,000,000
Gorham-Middlesex Central School District GO Series 2015 BAN, 1.50%, 6/21/16	1,030	1,037,759
Huntington GO Series 2014A MB, 1.00%, 12/09/15	240	240,545
La Grange GO Series 2015A MB, 1.00%, 3/25/16	615	617,356
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	1,000	1,002,190
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank Liquidity Agreement), 0.03%, 8/07/15 (a)(b)(c)	1,000	1,000,000
Maine-Endwell Central School District GO Series 2016 BAN, 1.50%, 7/22/16	500	503,983
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.01%, 8/03/15 (a)	5,100	5,100,000
Nassau Health Care Corp. RB Series 2009 VRDN (TD Bank N.A. LOC), 0.02%, 8/07/15 (a)	2,800	2,800,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 8/03/15 (a)	4,800	4,800,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC):
0.02%, 8/07/15 (a)	2,000	2,000,000
0.02%, 8/07/15 (a)	1,100	1,100,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 8/07/15 (a)	4,400	4,400,000
New York City Industrial Development Agency RB (Jamaica First PKG Project) Series 2004 VRDN (TD Bank N.A. LOC), 0.02%, 8/07/15 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.01%, 8/03/15 (a)	2,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.01%, 8/03/15 (a)	7,500	7,500,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.01%, 8/03/15 (a)	1,500	1,500,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Water & Sewer System RB Series 2008-2843 VRDN (Morgan Stanley Bank SBPA), 0.03%, 8/07/15 (a)(b)	$1,269	$1,269,327
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.02%, 8/07/15 (a)	2,000	2,000,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 8/07/15 (a)	1,675	1,675,000
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.02%, 8/07/15 (a)	3,500	3,500,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.03%, 8/07/15 (a)(b)(c)	5,300	5,300,000
New York HFA RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 8/07/15 (a)	4,800	4,800,000
New York HFA RB (175 West 60th Street Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 8/07/15 (a)	1,500	1,500,000
New York HFA RB (West 29th Street Housing Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 8/07/15 (a)	1,100	1,100,000
New York HFA RB Series 2014 VRDN (Manufacturers & Traders Trust Co. LOC), 0.02%, 8/07/15 (a)	2,750	2,750,000
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.01%, 8/07/15 (a)	8,300	8,300,000
New York HFA RB Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 8/07/15 (a)	1,400	1,400,000
New York HFA RB Series 2015A VRDN (Bank of New York Mellon LOC), 0.01%, 8/07/15 (a)	1,000	1,000,000
New York HFA RB Series 2015A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 8/07/15 (a)	1,000	1,000,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.02%, 8/07/15 (a)	5,405	5,405,000
New York Tender Option Bond Trust Receipts/Certificates Floaters GO Series 2015-XF0140 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.03%, 8/07/15 (a)(b)	2,350	2,350,000
New York Urban Development Corp. RB Series 2004A-3C VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 8/07/15 (a)	1,000	1,000,000
North Tonawanda GO Series 2015 MB, 1.25%, 5/05/16	1,040	1,045,222
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 8/07/15 (a)	1,100	1,100,000
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.02%, 8/07/15 (a)	630	630,000
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	2,600	2,604,726
South Colonie Central School District GO Series 2015 BAN, 1.50%, 7/15/16	755	760,900
Taconic Hills Central School District at Craryville GO Series 2015 BAN, 1.50%, 7/01/16	1,285	1,295,457
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.07%, 8/07/15 (a)(b)(c)	700	700,000

34	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority RB Sub-Series 2005 B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 8/03/15 (a)	$1,170	$1,170,000
Union Endicott NY Central School District GO Series 2016 BAN, 1.50%, 7/22/16	1,000	1,008,646
Village of Ossining GO Series 2014 BAN, 1.00%, 11/18/15	750	751,633
Wappinger GO Series 2015A MB, 1.00%, 3/25/16	1,030	1,033,353
Wappingers Central School District GO Series 2015B BAN, 1.50%, 7/08/16	935	942,415
West Genesee Central School District GO Series 2014 BAN, 1.00%, 10/23/15	1,500	1,502,054
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 8/07/15 (a)	950	950,000
Total Municipal Bonds — 93.9%		104,532,140

Closed-End Investment Companies (a)(b)
New York — 6.0%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 8/07/15 (a)(b)	6,700	6,700,000
Total Investments (Cost — $111,232,140*) — 99.9%		111,232,140
Other Assets Less Liabilities — 0.1%		106,318

Net Assets — 100.0%		$111,338,458

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$111,232,140	—	$111,232,140

1 See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash of $52,562 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2015	35

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date:	September 22, 2015